FS Credit Income Fund

Unaudited Consolidated Schedule of Investments

As of January 31, 2023

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Senior Secured Loans—First Lien—27.2%
ACProducts, Inc., L+425, 0.5% Floor, 5/17/28	(d)	Building Materials	$2,887	$2,746	$2,350
Advantage Sales & Marketing, Inc., L+450, 0.8% Floor, 10/28/27	(d)	Advertising	77	62	65
AHP Health Partners, Inc., L+350, 0.5% Floor, 8/24/28	(d)	Healthcare-Services	1,034	1,029	1,027
American Tire Distributors Holdings, Inc., L+625, 0.8% Floor, 10/20/28	(d)	Distribution/ Wholesale	1,149	1,103	1,064
AP Core Holdings II, LLC, L+550, 0.8% Floor, 9/1/27	(d)	Media Entertainment	2,586	2,554	2,504
AssuredPartners, Inc., L+350, 2/12/27	(d) (e)	Insurance	1,328	1,287	1,316
Avalara, Inc., S+725, 0.8% Floor, 10/19/28	(d) (f)	Software	4,653	4,541	4,546
Avalara, Inc., S+725, 0.8% Floor, 10/19/28	(d) (f) (g)	Software	465	454	455
Bausch & Lomb, Inc., S+325, 0.5% Floor, 5/10/27	(d)	Healthcare-Services	4,062	3,828	3,962
Bausch Health Companies, Inc., S+525, 0.5% Floor, 2/1/27	(d) (e)	Pharmaceuticals	3,088	2,470	2,390
Charlotte Buyer, Inc., S+525, 0.5% Floor, 2/11/28	(d)	Healthcare-Services	3,090	2,888	3,023
Clydesdale Acquisition Holdings, Inc., S+418, 0.5% Floor, 4/13/29	(d)	Packaging & Containers	1,627	1,590	1,601
Covetrus, Inc., S+500, 0.5% Floor, 10/13/29	(d)	Pharmaceuticals	1,998	1,884	1,914
Digicel International Finance Limited, L+325, 5/28/24	(d)	Telecommunications	3,253	3,058	2,766
DirecTV Financing LLC, L+500, 0.8% Floor, 8/2/27	(d)	Media Entertainment	1,167	1,139	1,150
Discovery Purchaser Corp., S+438, 0.5% Floor, 10/4/29	(d)	Finance Companies	1,934	1,787	1,856
East Valley Tourist Development Authority, L+750, 1.0% Floor, 11/23/26	(d) (f)	Media Entertainment	6,107	6,025	5,899
Endo Luxembourg Finance Company I S.a r.l., P+600, 3/27/28	(d)	Pharmaceuticals	1,853	1,567	1,508
Endure Digital, Inc., L+325, 0.8% Floor, 2/10/26	(d) (g)	Internet	31	31	26
Endure Digital, Inc., L+325, 0.8% Floor, 2/10/26	(d)	Internet	1,029	889	880
Endure Digital, Inc., L+350, 0.8% Floor, 2/10/28	(d)	Internet	1,363	1,206	1,290
Gordian Medical, Inc., L+625, 0.8% Floor, 1/31/27	(d)	Healthcare-Services	789	777	572
GoTo Group, Inc., L+475, 8/31/27	(d)	Telecommunications	263	257	147
Hanger, Inc., S+625, 1.0% Floor, 10/3/28	(d) (f)	Healthcare-Services	3,065	2,993	2,988
Hexion Holdings Corp., S+450, 0.5% Floor, 3/15/29	(d)	Chemicals	3,771	3,639	3,417
Houghton Mifflin Harcourt Publishing Co., S+525, 0.5% Floor, 4/9/29	(d)	Media Entertainment	6,331	6,159	5,789
Jack Ohio Finance LLC, L+475, 0.8% Floor, 10/4/28	(d)	Lodging	1,292	1,288	1,284
LBM Acquisition, LLC, L+375, 0.8% Floor, 12/17/27	(d) (e)	Retail	2,514	2,261	2,280
LHS Borrower, LLC, S+475, 0.5% Floor, 2/16/29	(d)	Diversified Financial Services	2,344	2,041	1,984
Lightstone Holdco, LLC, S+575, 1.0% Floor, 1/29/27	(d) (e)	Electric	4,254	3,680	3,790
LSF11 Skyscraper Holdco S.a r.l., E+700, 3.5% PIK, 9/29/28	(d)	Leisure Time	€428	480	465
Magenta Buyer LLC, L+475, 0.8% Floor, 7/27/28	(d)	Computers	$2,581	2,415	2,272
Magenta Buyer LLC, L+120, 7/27/28	(d)	Computers	2,120	1,910	1,985
Mattress Firm, Inc., L+425, 0.8% Floor, 9/25/28	(d)	Home Furnishings	1,821	1,804	1,685
Mercury Financial Credit Card Master Trust, L+713, 9/30/23	(d) (g)	Diversified Financial Services	3,142	3,142	3,047
Mercury Financial Credit Card Master Trust, L+713, 9/30/23	(d)	Diversified Financial Services	2,140	2,140	2,076
NCL Corp. Ltd., L+175, 1/2/24	(d)	Leisure Time	2,289	2,219	2,186
NCL Corp. Ltd., L+200, 1/2/24	(d)	Leisure Time	3,268	3,216	3,153
Neptune Bidco US Inc, S+500, 0.5% Floor, 4/11/29	(d)	Commercial Services	2,320	2,066	2,129
OLA Netherlands B.V., S+625, 0.8% Floor, 12/15/26	(d)	Transportation	452	445	439
Pacira BioSciences, Inc., S+700, 0.8% Floor, 12/7/26	(d)	Pharmaceuticals	578	564	575
PMHC II, Inc., S+425, 4/23/29	(d)	Chemicals	3,418	3,210	3,009
Premium Apparel LLC, S+800, 1.0% Floor, 9/1/27	(d) (f)	Retail	4,641	4,511	4,511
Profrac Services, LLC, S+725, 1.0% Floor, 3/4/25	(d) (e)	Oil & Gas	6,158	6,035	6,374
Quorum Health Corp., L+800, 1.0% Floor, 4/29/25	(d)	Healthcare-Services	986	978	698
Restoration Hardware, Inc., S+325, 0.5% Floor, 10/20/28	(d)	Retail	1,102	1,024	1,078
Riverbed Technology, Inc., L+600, 2.0% PIK, 12/7/26	(d)	Software	518	510	229
Royal Caribbean Cruises Ltd., L+130, 4/5/24	(d) (e) (g)	Leisure Time	114	114	109

See notes to unaudited consolidated financial statements.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2023

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Royal Caribbean Cruises Ltd., L+130, 4/5/24	(d)	Leisure Time	$9,306	$8,715	$8,899
Speed Midco 3 S.a r.l., E+700, 4/26/29	(d) (f)	Services	€3,920	4,141	4,198
Spirit RR Holdings, Inc., S+650, 0.8% Floor, 9/13/28	(d) (f) (g)	Computers	$169	164	164
Spirit RR Holdings, Inc., S+650, 0.8% Floor, 9/13/28	(d) (f)	Computers	2,051	1,993	2,000
Springs Windows Fashions, LLC, L+400, 0.8% Floor, 10/6/28	(d)	Housewares	2,367	2,194	2,031
SVF II Finco Cayman L.P., (fixed, converts to FRN on 12/22/23), 12/22/23	(d) (f)	Diversified Financial Services	3,685	3,689	3,608
Talen Energy Supply, LLC, S+475, 0.8% Floor, 11/10/23	(d)	Electric	2,120	2,093	2,145
Talen Energy Supply, LLC, 9/30/24	(d) (e)	Electric	2,210	2,681	2,670
Thryv, Inc., L+850, 1.0% Floor, 3/1/26	(d)	Advertising	9,841	9,681	9,779
Tibco Software, Inc., S+450, 0.5% Floor, 3/30/29	(d)	Software	1,570	1,433	1,453
Torrid LLC, L+550, 0.8% Floor, 6/14/28	(d)	Retail	2,602	2,583	2,109
US Radiology Specialists, Inc., L+525, 0.5% Floor, 12/15/27	(d)	Healthcare-Services	703	692	673
W.R. Grace Holdings LLC, L+375, 0.5% Floor, 9/22/28	(d)	Chemicals	1,457	1,441	1,453
Total Senior Secured Loans—First Lien				143,516	141,045
Unfunded Loan Commitments				(3,905)	(3,905)
Total Senior Secured Loans—First Lien				139,611	137,140

Senior Secured Loans—Second Lien—2.6%
Charlotte Buyer, Inc., S+825, 0.5% Floor, 8/11/28	(d)	Healthcare-Services	6,400	5,976	6,112
Hexion Holdings Corp., S+744, 0.5% Floor, 3/15/30	(d)	Chemicals	2,490	2,427	2,079
Magenta Buyer LLC, L+825, 0.8% Floor, 7/27/29	(d)	Computers	1,110	1,099	892
Neptune Bidco US, Inc., S+975, 0.8% Floor, 10/11/29	(d) (f)	Media Entertainment	1,073	1,041	1,038
Omni Intermediate Holdings, LLC, L+900, 1.0% Floor, 12/30/27	(d) (f)	Transportation Services	1,711	1,664	1,663
Optiv Security, Inc., L+725, 1.0% Floor, 1/31/25	(d)	Computers	400	394	369
Verscend Holding Corp., L+700, 0.5% Floor, 4/2/29	(d)	Commercial Services	1,030	1,013	1,025
Total Senior Secured Loans—Second Lien				13,614	13,178

Senior Secured Bonds—14.6%
Academy Ltd., 6.0%, 11/15/27	(h) (i)	Retail	1,988	1,820	1,936
Advantage Sales & Marketing, Inc., 6.5%, 11/15/28	(h) (j)	Advertising	2,968	2,748	2,260
Altice France SA, 3.4%, 1/15/28	(j)	Telecommunications	€560	448	479
Altice France SA, 4.1%, 1/15/29	(j)	Telecommunications	832	662	713
Altice France SA, 4.3%, 10/15/29	(j)	Telecommunications	399	321	336
Altice France SA, 5.1%, 1/15/29	(h) (j)	Telecommunications	$573	453	450
Altice France SA, 5.1%, 7/15/29	(h) (j)	Telecommunications	566	444	445
Altice France SA, 5.5%, 1/15/28	(h) (j)	Telecommunications	451	372	375
Altice France SA, 5.5%, 10/15/29	(h) (j)	Telecommunications	466	357	369
Bausch Health Companies, Inc., 5.8%, 8/15/27	(h) (j)	Pharmaceuticals	472	347	320
Bausch Health Companies, Inc., 6.1%, 2/1/27	(h) (j)	Pharmaceuticals	3,061	2,220	2,093
Bausch Health Companies, Inc., 11.0%, 9/30/28	(h) (j)	Pharmaceuticals	1,282	2,066	1,010
Bausch Health Companies, Inc., 14.0%, 10/15/30	(h)	Pharmaceuticals	125	214	79
Carnival Corp., 10.5%, 2/1/26	(h) (j)	Leisure Time	1,410	1,472	1,477
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.9%, 4/1/61	(j)	Media Entertainment	485	283	308
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.4%, 12/1/61	(j)	Media Entertainment	381	244	268
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.4%, 5/1/47	(j)	Media Entertainment	705	547	603
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.5%, 4/1/63	(j)	Media Entertainment	1,562	1,188	1,308
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.8%, 4/1/48	(j)	Media Entertainment	302	250	269
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.5%, 10/23/45	(j)	Media Entertainment	181	162	178

See notes to unaudited consolidated financial statements.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2023

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
CHS/Community Health Systems, Inc., 4.8%, 2/15/31	(h) (j)	Healthcare-Services	$755	$605	$579
CHS/Community Health Systems, Inc., 5.3%, 5/15/30	(h) (j)	Healthcare-Services	1,128	898	912
Coronado Finance Proprietary Ltd., 10.8%, 5/15/26	(h)	Coal	482	424	498
Digicel International Finance Ltd./Digicel International Holdings Ltd., 8.8%, 5/25/24	(h) (j)	Telecommunications	3,168	3,169	2,729
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.9%, 8/15/27	(h) (j)	Media Entertainment	3,227	2,877	2,928
DISH DBS Corp., 5.3%, 12/1/26	(h) (j)	Media Entertainment	2,433	2,061	2,102
DISH DBS Corp., 5.8%, 12/1/28	(h) (j)	Media Entertainment	3,753	3,462	3,078
Eagle Intermediate Global Holding BV/Eagle US Finance LLC, 7.5%, 5/1/25	(h) (j)	Textiles	1,339	1,284	845
EC Finance Plc, 3.0%, 10/15/26	(j)	Commercial Services	€882	819	874
Endo Luxembourg Finance Co. I S.a.r.l. / Endo US, Inc., 6.1%, 4/1/29	(h) (j) (k)	Pharmaceuticals	$3,440	3,346	2,704
Frontier Communications Holdings LLC, 5.0%, 5/1/28	(h) (j)	Telecommunications	378	326	344
Frontier Communications Holdings LLC, 6.8%, 5/1/29	(h) (j)	Telecommunications	1,763	1,699	1,514
Frontier Communications Holdings LLC, 8.8%, 5/15/30	(h) (j)	Telecommunications	2,326	2,347	2,414
Frontier Southwest, Inc., 8.5%, 11/15/31	(j)	Telecommunications	308	315	310
Gamma Bondco Sarl, PIK, 8.1%, 11/15/26	(j)	Entertainment	€575	665	600
IMA Industria Macchine Automatiche SpA, 3.8%, 1/15/28	(j)	Hand/Machine Tools	2,410	2,234	2,304
Jerrold Finco Plc, 4.9%, 1/15/26	(j)	Diversified Financial Services	£831	924	903
Jerrold Finco Plc, 5.3%, 1/15/27	(j)	Diversified Financial Services	1,170	1,540	1,232
LCPR Senior Secured Financing DAC, 5.1%, 7/15/29	(h) (j)	Media Entertainment	$1,681	1,375	1,481
Lottomatica SpA, 9.8%, 9/30/27	(h)	Entertainment	€465	465	537
NFP Corp., 4.9%, 8/15/28	(h) (j)	Diversified Financial Services	$1,171	1,030	1,024
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 7.1%, 4/1/26	(h) (i) (j)	Retail	5,338	5,240	5,105
Par Pharmaceutical, Inc., 7.5%, 4/1/27	(h) (j) (k)	Pharmaceuticals	1,377	1,443	1,079
QVC, Inc., 4.4%, 9/1/28	(j)	Retail	808	584	522
QVC, Inc., 5.5%, 8/15/34	(j)	Retail	622	381	366
Shelf Drilling Holdings Ltd., 8.9%, 11/15/24	(h) (j)	Oil & Gas	4,537	4,476	4,554
Shelf Drilling North Sea Holdings Ltd., 10.3%, 10/31/25	(h)	Oil & Gas	915	890	916
Solocal Group, Series 8Y, 9.0%, 3/15/25 (E+7.0%)	(j) (l)	Internet	€421	382	401
Solocal Group, 9.0%, 3/15/25 (E+7.0%)	(j) (l)	Internet	109	121	96
Talen Energy Supply LLC, 6.6%, 1/15/28	(h) (k) (m)	Electric	$1,325	1,263	1,357
Talen Energy Supply LLC, 7.3%, 5/15/27	(h) (k) (m)	Electric	59	60	62
Tenet Healthcare Corp., 6.3%, 2/1/27	(e) (j)	Healthcare-Services	1,629	1,568	1,599
Valaris, Ltd., PIK, 8.3%, 4/30/28	(h)	Oil & Gas	3	3	3
Valaris, Ltd., Series 1145, PIK, 8.3%, 4/30/28	(j)	Oil & Gas	4,064	3,966	4,117
Vantage Drilling Intl, 9.3%, 11/15/23	(h) (j)	Oil & Gas	1,195	1,183	1,180
Verisure Holding AB, 3.3%, 2/15/27	(j)	Commercial Services	€914	828	881
Vmed O2 UK Financing I Plc, 3.3%, 1/31/31	(j)	Telecommunications	2,364	2,648	2,103
VOC Escrow Ltd., 5.0%, 2/15/28	(h) (i) (j)	Leisure Time	$3,701	3,143	3,260
VZ Secured Financing B.V., 5.0%, 1/15/32	(h) (j)	Media Entertainment	1,045	928	896
Total Senior Secured Bonds				77,590	73,685
Unsecured Bonds—39.7%
Accor SA, 2.4%, 11/29/28	(j)	Lodging	€2,300	1,918	2,200
AdaptHealth LLC, 5.1%, 3/1/30	(h) (j)	Pharmaceuticals	$1,305	1,323	1,163
Advisor Group Holdings, Inc., 10.8%, 8/1/27	(h) (j)	Diversified Financial Services	1,206	1,314	1,246
Ahead DB Holdings LLC, 6.6%, 5/1/28	(h) (j)	Computers	890	869	753
AHP Health Partners, Inc., 5.8%, 7/15/29	(h) (j)	Healthcare-Services	2,611	2,416	2,151
Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.6%, 1/15/27	(h) (j)	Food	1,637	1,590	1,554

See notes to unaudited consolidated financial statements.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2023

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.9%, 2/15/28	(h) (j)	Food	$596	$555	$583
American Greetings Corp., 8.8%, 4/15/25	(h) (j)	Housewares	3,448	3,375	3,418
Antero Resources Corp., 5.4%, 3/1/30	(h)	Oil & Gas	1,192	1,170	1,113
Antero Resources Corp., 7.6%, 2/1/29	(h)	Oil & Gas	109	119	112
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance Plc, 3.0%, 9/1/29	(j)	Packaging & Containers	€988	798	839
Aretec Escrow Issuer, Inc., 7.5%, 4/1/29	(h) (j)	Diversified Financial Services	$1,207	1,202	1,073
Avient Corp., 7.1%, 8/1/30	(h) (j)	Chemicals	913	913	921
Bank of Ireland Group Plc, 7.5% 5/19/25 (fixed, converts to FRN on 5/19/25)	(j) (l) (n)	Banks	€965	887	1,049
Bath & Body Works, Inc., 6.9%, 11/1/35	(j)	Retail	$2,192	1,891	2,001
BellRing Brands, Inc., 7.0%, 3/15/30	(h) (i) (j)	Pharmaceuticals	2,998	2,998	2,980
Blackstone Property Partners Europe Holdings Sarl, 1.6%, 4/20/30	(j)	Real Estate	€1,964	1,560	1,576
BNP Paribas SA, 4.6%, 2/25/31	(j) (n)	Banks	$1,584	1,209	1,300
BNP Paribas SA, 9.3% 11/17/27 (fixed, converts to FRN on 11/17/27)	(h) (j) (l) (n)	Banks	774	774	842
Bombardier, Inc., 6.0%, 2/15/28	(h) (j)	Aerospace/Defense	740	732	703
Bombardier, Inc., 7.9%, 4/15/27	(h) (j)	Aerospace/Defense	327	294	327
Bracken MidCo1 Plc, PIK, 6.8%, 11/1/27		Diversified Financial Services	£1,116	1,543	1,134
Builders FirstSource, Inc., 5.0%, 3/1/30	(h) (j)	Building Materials	$671	611	627
Builders FirstSource, Inc., 6.4%, 6/15/32	(h) (j)	Building Materials	3,147	3,006	3,084
California Resources Corp., 7.1%, 2/1/26	(h) (j)	Oil & Gas	3,684	3,739	3,591
Cano Health LLC, 6.3%, 10/1/28	(h) (j)	Healthcare-Services	898	857	577
Carnival Corp., 6.0%, 5/1/29	(h) (j)	Leisure Time	1,336	1,052	1,057
Carnival Holdings Ltd., 10.4%, 5/1/28	(h)	Leisure Time	1,515	1,496	1,638
CCO Holdings LLC / CCO Holdings Capital Corp., 4.3%, 2/1/31	(h) (j)	Media Entertainment	1,142	889	953
CCO Holdings LLC / CCO Holdings Capital Corp., 4.5%, 8/15/30	(h) (j)	Media Entertainment	269	214	230
CCO Holdings LLC / CCO Holdings Capital Corp., 5.4%, 6/1/29	(h) (j)	Media Entertainment	990	1,017	917
CDI Escrow Issuer, Inc., 5.8%, 4/1/30	(h) (j)	Entertainment	1,315	1,297	1,248
Chart Industries, Inc., 7.5%, 1/1/30	(h)	Machinery-Diversified	1,686	1,663	1,726
Chemours Co., 5.8%, 11/15/28	(h) (j)	Chemicals	2,387	2,142	2,178
Chesapeake Energy Corp., 5.9%, 2/1/29	(h) (j)	Oil & Gas	1,532	1,624	1,469
Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class B, ABS, 8.1%, 10/15/30	(h)	Asset-Backed - Credit Card	253	253	253
CSC Holdings LLC, 6.5%, 2/1/29	(h) (j)	Media Entertainment	2,012	1,953	1,743
CTP N.V., 1.5%, 9/27/31	(j)	Real Estate	€1,452	957	1,080
DaVita, Inc., 4.6%, 6/1/30	(h) (j)	Healthcare-Services	$2,742	2,198	2,313
Deutsche Bank AG, 3.7%, 1/14/32 (fixed, converts to FRN on 10/14/30)	(j) (l)	Banks	1,140	888	917
DT Midstream, Inc., 4.1%, 6/15/29	(h) (j)	Pipelines	625	583	549
DT Midstream, Inc., 4.4%, 6/15/31	(h) (j)	Pipelines	963	976	844
Dufry One B.V., 2.0%, 2/15/27	(j)	Retail	€185	213	173
Dufry One B.V., 3.4%, 4/15/28	(j)	Retail	3,823	4,016	3,616
Earthstone Energy Holdings LLC, 8.0%, 4/15/27	(h) (i) (j)	Oil & Gas	$4,108	4,075	4,011
Endurance International Group Holdings, Inc., 6.0%, 2/15/29	(h) (j)	Internet	1,702	1,459	1,212
EnLink Midstream Partners LP, 5.1%, 4/1/45	(j)	Pipelines	1,642	1,196	1,293
EnLink Midstream Partners LP, 5.5%, 6/1/47	(j)	Pipelines	691	532	576
EnLink Midstream Partners LP, 5.6%, 4/1/44	(j)	Pipelines	286	218	240
FMG Resources August 2006 Pty Ltd., 4.4%, 4/1/31	(h) (j)	Mining	2,962	2,570	2,610
FMG Resources August 2006 Pty Ltd., 5.9%, 4/15/30	(h) (j)	Mining	851	794	832
FMG Resources August 2006 Pty Ltd., 6.1%, 4/15/32	(h) (j)	Mining	836	804	816

See notes to unaudited consolidated financial statements.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2023

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Foot Locker, Inc., 4.0%, 10/1/29	(h) (j)	Retail	$763	$630	$646
Ford Motor Co., 3.3%, 2/12/32	(j)	Auto Manufacturers	1,263	956	1,004
Ford Motor Co., 6.1%, 8/19/32	(j)	Auto Manufacturers	951	879	934
Ford Motor Credit Co. LLC, 4.0%, 11/13/30	(j)	Auto Manufacturers	558	442	488
Ford Motor Credit Co. LLC, 4.3%, 1/9/27	(j)	Auto Manufacturers	222	232	208
Ford Motor Credit Co. LLC, 4.5%, 8/1/26	(j)	Auto Manufacturers	200	193	190
Ford Motor Credit Co. LLC, 5.1%, 5/3/29	(j)	Auto Manufacturers	1,907	1,881	1,810
Ford Motor Credit Co. LLC, 7.4%, 11/4/27	(j)	Auto Manufacturers	1,719	1,719	1,807
Ford Motor Credit Co. LLC, 7.4%, 3/6/30	(j)	Auto Manufacturers	1,360	1,376	1,429
Fox Corp., 5.5%, 1/25/39	(i)	Media Entertainment	3,378	2,859	3,283
Frontier Florida LLC, Series E, 6.9%, 2/1/28	(j)	Telecommunications	1,477	1,404	1,373
Frontier North, Inc., Series G, 6.7%, 2/15/28	(j)	Telecommunications	5,029	4,836	4,648
GLP Capital LP / GLP Financing II, Inc., 3.3%, 1/15/32	(j)	Real Estate Investment Trusts	137	103	114
GLP Capital LP / GLP Financing II, Inc., 4.0%, 1/15/30	(j)	Real Estate Investment Trusts	420	348	380
GLP Capital LP / GLP Financing II, Inc., 4.0%, 1/15/31	(j)	Real Estate Investment Trusts	197	159	174
Granite US Holdings Corp., 11.0%, 10/1/27	(h) (j)	Machinery-Diversified	1,009	1,091	1,067
Grifols Escrow Issuer SA, 3.9%, 10/15/28	(j)	Biotechnology	€1,719	1,499	1,596
Hess Midstream Operations LP, 4.3%, 2/15/30	(h) (j)	Pipelines	$946	890	830
Hess Midstream Operations LP, 5.1%, 6/15/28	(h) (j)	Pipelines	892	864	841
Hilton Domestic Operating Co., Inc., 4.0%, 5/1/31	(h) (j)	Lodging	626	548	543
Hilton Domestic Operating Co., Inc., 5.8%, 5/1/28	(h) (j)	Lodging	734	742	729
Hilton Grand Vacations Borrower Escrow LLC, 5.0%, 6/1/29	(h) (j)	Lodging	1,062	890	951
Intesa Sanpaolo SpA, 4.2%, 6/1/32 (fixed, converts to FRN on 6/1/31)	(h) (j) (l)	Banks	813	642	648
JPMorgan Chase & Co., Series FF, 5.0% 8/1/24 (fixed, converts to FRN on 8/01/24)	(j) (l) (n)	Banks	3,114	2,803	3,030
LBM Acquisition LLC, 6.3%, 1/15/29	(h) (j)	Retail	134	100	102
LifePoint Health, Inc., 5.4%, 1/15/29	(h) (j)	Healthcare-Services	825	679	552
Macy’s Retail Holdings LLC, 4.5%, 12/15/34	(j)	Retail	2,155	1,423	1,586
Macy’s Retail Holdings LLC, 5.9%, 3/15/30	(h) (j)	Retail	674	651	616
Macy’s Retail Holdings LLC, 6.1%, 3/15/32	(h) (j)	Retail	689	620	618
Macy’s Retail Holdings, Inc., 4.3%, 2/15/43	(j)	Retail	264	224	164
Macy’s Retail Holdings, Inc., 5.1%, 1/15/42	(j)	Retail	295	279	200
Marriott Ownership Resorts, Inc., 4.8%, 1/15/28	(j)	Lodging	880	882	795
Methanex Corp., 5.3%, 12/15/29	(j)	Chemicals	2,032	1,907	1,871
Methanex Corp., 5.7%, 12/1/44	(j)	Chemicals	1,429	1,035	1,182
MGM Resorts International, 4.8%, 10/15/28	(j)	Lodging	1,440	1,342	1,308
MGM Resorts International, 5.5%, 4/15/27	(j)	Lodging	387	398	374
Mineral Resources Ltd., 8.0%, 11/1/27	(h) (j)	Iron/Steel	957	956	981
Mineral Resources Ltd., 8.5%, 5/1/30	(h) (j)	Iron/Steel	2,296	2,296	2,375
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/26	(h) (j)	Oil & Gas	1,006	938	931
Moss Creek Resources Holdings, Inc., 10.5%, 5/15/27	(h) (j)	Oil & Gas	848	831	820
Mylan, Inc., 5.2%, 4/15/48	(j)	Pharmaceuticals	531	363	438
Nationstar Mortgage Holdings, Inc., 5.5%, 8/15/28	(h) (j)	Diversified Financial Services	492	425	430
NatWest Group Plc, 8.0% 8/10/25 (fixed, converts to FRN on 8/10/25)	(j) (l) (n)	Banks	1,065	1,012	1,078
Nexstar Media, Inc., 4.8%, 11/1/28	(h) (j)	Media Entertainment	996	871	900
NOVA Chemicals Corp., 4.3%, 5/15/29	(h) (j)	Chemicals	1,256	1,068	1,079
NOVA Chemicals Corp., 5.3%, 6/1/27	(h) (j)	Chemicals	776	783	723
Novelis Sheet Ingot GmbH, 3.4%, 4/15/29	(j)	Mining	€1,075	929	1,022
Occidental Petroleum Corp., 6.2%, 3/15/40	(j)	Oil & Gas	$935	949	946
Occidental Petroleum Corp., 6.5%, 9/15/36	(j)	Oil & Gas	144	160	152
Occidental Petroleum Corp., 6.6%, 3/15/46	(j)	Oil & Gas	1,020	1,087	1,088
Occidental Petroleum Corp., 7.5%, 5/1/31	(j)	Oil & Gas	485	550	540

See notes to unaudited consolidated financial statements.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2023

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Occidental Petroleum Corp., 7.9%, 9/15/31	(j)	Oil & Gas	$185	$240	$210
Occidental Petroleum Corp., 8.0%, 6/15/39	(j)	Oil & Gas	811	973	932
Occidental Petroleum Corp., 8.9%, 7/15/30	(j)	Oil & Gas	152	201	179
Olin Corp., 5.0%, 2/1/30	(j)	Chemicals	956	870	905
Olin Corp., 5.6%, 8/1/29	(j)	Chemicals	76	74	74
OneMain Finance Corp., 4.0%, 9/15/30	(j)	Diversified Financial Services	99	99	79
OneMain Finance Corp., 5.4%, 11/15/29	(j)	Diversified Financial Services	660	548	579
OneMain Finance Corp., 6.6%, 1/15/28	(j)	Diversified Financial Services	1,157	1,102	1,129
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.3%, 1/15/29	(h) (j)	Advertising	255	255	219
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.0%, 8/15/27	(h) (j)	Advertising	726	717	669
PetSmart, Inc. / PetSmart Finance Corp., 7.8%, 2/15/29	(h) (j)	Retail	2,789	2,796	2,745
Plains All American Pipeline LP / PAA Finance Corp., 4.3%, 1/31/43	(j)	Pipelines	189	127	146
Playtika Holding Corp., 4.3%, 3/15/29	(h) (j)	Software	1,944	1,909	1,617
Post Holdings, Inc., 5.5%, 12/15/29	(h) (j)	Food	1,399	1,384	1,299
Prosus N.V., 2.8%, 1/19/34	(j)	Internet	€880	727	729
Range Resources Corp., 4.8%, 2/15/30	(h) (j)	Oil & Gas	$1,149	1,155	1,031
RingCentral, Inc., 0.0%, 3/1/25	(j) (o)	Software	1,194	1,038	1,050
Rockcliff Energy II LLC, 5.5%, 10/15/29	(h) (j)	Oil & Gas	302	285	288
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 3.6%, 3/1/29	(h) (j)	Diversified Financial Services	248	197	210
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 3.9%, 3/1/31	(h) (j)	Diversified Financial Services	1,060	834	865
Royal Caribbean Cruises Ltd., 5.5%, 4/1/28	(h) (j)	Leisure Time	817	696	704
Royal Caribbean Cruises Ltd., 9.3%, 1/15/29	(h) (j)	Leisure Time	4,620	4,616	4,880
Samsonite Finco Sarl, 3.5%, 5/15/26	(j)	Apparel	€1,008	884	1,024
Scientific Games International, Inc., 7.0%, 5/15/28	(h) (j)	Entertainment	$589	577	584
Scientific Games International, Inc., 7.3%, 11/15/29	(h) (j)	Entertainment	611	611	613
Seagate HDD Cayman Co., 9.6%, 12/1/32	(h) (j)	Computers	710	800	805
SeaWorld Parks & Entertainment, Inc., 5.3%, 8/15/29	(h) (j)	Entertainment	1,675	1,424	1,516
Sensata Technologies B.V., 4.0%, 4/15/29	(h) (j)	Electronics	764	709	687
Sensata Technologies B.V., 5.9%, 9/1/30	(h) (j)	Electronics	620	620	609
Service Properties Trust, 7.5%, 9/15/25	(j)	Real Estate Investment Trusts	1,310	1,358	1,290
Signal Parent, Inc., 6.1%, 4/1/29	(h) (j)	Commercial Services	1,136	1,126	434
Silgan Holdings, Inc., 2.3%, 6/1/28	(j)	Packaging & Containers	€377	309	355
Sirius XM Radio, Inc., 5.0%, 8/1/27	(h) (j)	Media Entertainment	$245	254	232
Sirius XM Radio, Inc., 5.5%, 7/1/29	(h) (j)	Media Entertainment	1,068	1,111	1,002
Spectrum Brands, Inc., 5.5%, 7/15/30	(h) (j)	Household Products/Wares	1,446	1,474	1,315
Standard Industries, Inc., 2.3%, 11/21/26	(j)	Building Materials	€535	568	507
Standard Industries, Inc., 4.4%, 7/15/30	(h) (j)	Building Materials	$669	681	573
Standard Industries, Inc., 4.8%, 1/15/28	(h) (j)	Building Materials	1,323	1,312	1,241
Station Casinos LLC, 4.6%, 12/1/31	(h) (j)	Lodging	1,930	1,556	1,629
Sterling Entertainment Enterprises, LLC, 10.3%, 1/15/25	(f)	Media Entertainment	813	801	812
SWF Escrow Issuer Corp., 6.5%, 10/1/29	(h) (j)	Housewares	818	749	539
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.9%, 2/1/31	(j)	Pipelines	1,210	1,072	1,133
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.5%, 3/1/30	(j)	Pipelines	1,679	1,548	1,640
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.9%, 1/15/29	(j)	Pipelines	192	191	197
TEGNA, Inc., 5.0%, 9/15/29	(j)	Media Entertainment	118	112	111
Tenet Healthcare Corp., 6.1%, 6/15/30	(h) (j)	Healthcare-Services	923	923	897

See notes to unaudited consolidated financial statements.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2023

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Terex Corp., 5.0%, 5/15/29	(h) (j)	Machinery-Construction & Mining	$1,963	$1,907	$1,836
Teva Pharmaceutical Finance Netherlands II B.V., 4.4%, 5/9/30	(j)	Pharmaceuticals	€3,288	2,700	3,090
TI Automotive Finance Plc, 3.8%, 4/15/29	(j)	Auto Parts & Equipment	1,355	1,047	1,145
TransDigm, Inc., 5.5%, 11/15/27	(j)	Aerospace/Defense	$946	907	904
TUI Cruises GmbH, 6.5%, 5/15/26	(j)	Leisure Time	€2,772	3,083	2,730
Twilio, Inc., 3.6%, 3/15/29	(j)	Software	$1,101	929	936
Twilio, Inc., 3.9%, 3/15/31	(j)	Software	207	158	171
Uber Technologies, Inc., 4.5%, 8/15/29	(h) (j)	Internet	47	41	42
Uber Technologies, Inc., 6.3%, 1/15/28	(h) (j)	Internet	973	1,022	953
Valvoline, Inc., 3.6%, 6/15/31	(h) (j)	Chemicals	1,985	1,636	1,673
Viatris, Inc., 4.0%, 6/22/50	(j)	Pharmaceuticals	2,374	1,409	1,648
Vibrantz Technologies, Inc., 9.0%, 2/15/30	(h) (j)	Chemicals	1,982	1,953	1,530
VICI Properties LP / VICI Note Co., Inc., 4.1%, 8/15/30	(h) (j)	Real Estate Investment Trusts	787	724	705
Victoria’s Secret & Co., 4.6%, 7/15/29	(h) (j)	Retail	3,040	2,530	2,530
Viking Cruises Ltd., 5.9%, 9/15/27	(h) (j)	Leisure Time	3,780	3,194	3,226
Viking Cruises Ltd., 7.0%, 2/15/29	(h)	Leisure Time	308	269	268
Vistra Corp., 7.0% 12/15/26 (fixed, converts to FRN on 12/15/26)	(h) (j) (l) (n)	Electric	1,812	1,650	1,697
Vistra Corp., 8.0% 10/15/26 (fixed, converts to FRN on 10/15/26)	(h) (j) (l) (n)	Electric	3,232	3,222	3,172
Vistra Operations Co. LLC, 5.0%, 7/31/27	(h) (j)	Electric	650	657	613
Vistra Operations Co. LLC, 5.5%, 9/1/26	(h) (j)	Electric	21	22	20
Wells Fargo & Co., Series BB, 3.9% 3/15/26 (fixed, converts to FRN on 3/15/26)	(j) (l) (n)	Banks	1,897	1,666	1,750
Western Midstream Operating LP, 4.3%, 2/1/30	(j)	Pipelines	670	663	615
Western Midstream Operating LP, 5.5%, 8/15/48	(j)	Pipelines	185	164	161
Western Midstream Operating LP, 5.5%, 2/1/50	(j)	Pipelines	123	106	107
WR Grace Holdings LLC, 5.6%, 8/15/29	(h) (j)	Chemicals	632	499	528
XPO CNW, Inc., 6.7%, 5/1/34	(j)	Transportation	2,019	2,034	1,824
ZF Europe Finance B.V., 3.0%, 10/23/29	(j)	Auto Parts & Equipment	€1,400	1,422	1,259
ZF Finance GmbH, 3.8%, 9/21/28	(j)	Auto Parts & Equipment	1,200	1,109	1,155
ZoomInfo Technologies LLC / ZoomInfo Finance Corp., 3.9%, 2/1/29	(h) (j)	Software	$1,032	878	891
Total Unsecured Bonds				202,700	200,468
Collateralized Loan Obligation (CLO) / Structured Credit—25.0%
37 Capital CLO I, Series 2021-1A, Class D, ABS, S+3.5%, 8.3%, 10/15/34	(h) (l)	USD CLO	655	618	601
610 Funding CLO 1 Ltd., Series 2015-1A, Class CR, ABS, L+3.9%, 8.7%, 9/21/29	(h) (l)	USD CLO	425	422	422
Accunia European CLO III DAC, Series 3X, Class D, ABS, E+3.1%, 5.4%, 1/20/31	(l)	EUR CLO	€240	274	242
AIG CLO 2021-2 LLC, Series 2021-2A, Class C, ABS, L+2.0%, 6.8%, 7/20/34	(h) (l)	USD CLO	$625	610	596
Allegro CLO V Ltd., Series 2017-1A, Class BR, ABS, L+1.5%, 6.2%, 10/16/30	(h) (l)	USD CLO	250	241	242
Alme Loan Funding B.V., Series 5X, Class ER, ABS, E+5.4%, 7.7%, 7/15/31	(l)	EUR CLO	€220	213	210
Ammc CLO 19 Ltd., Series 2016-19A, Class D, ABS, L+3.8%, 8.5%, 10/15/28	(h) (j) (l)	USD CLO	$205	203	202
Ammc CLO 20 Ltd., Series 2017-20A, Class E, ABS, L+5.8%, 10.6%, 4/17/29	(h) (l)	USD CLO	250	248	243
Ammc CLO XIII Ltd., Series 2013-13A, Class B1LR, ABS, L+3.6%, 8.4%, 7/24/29	(h) (l)	USD CLO	540	512	516
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class C, ABS, L+1.9%, 6.7%, 1/28/31	(h) (l)	USD CLO	855	818	820
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class D, ABS, L+2.6%, 7.4%, 1/28/31	(h) (j) (l)	USD CLO	250	241	227

See notes to unaudited consolidated financial statements.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2023

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Anchorage Capital CLO 5-R Ltd., Series 2014-5RA, Class E, ABS, L+5.4%, 10.2%, 1/15/30	(h) (l)	USD CLO	$255	$250	$228
Anchorage Capital Europe CLO 2 DAC, 4.7%, 4/15/34		EUR CLO	€410	374	424
Anchorage Capital Europe CLO 3 DAC, Series 3X, Class D, ABS, E+3.8%, 6.1%, 7/15/32	(l)	EUR CLO	745	793	749
Anchorage Credit Funding 10 Ltd., Series 2020-10A, Class EV, ABS, 7.1%, 4/25/38	(h)	USD CLO	$250	235	212
Anchorage Credit Funding 12 Ltd., Series 2020-12A, Class D, ABS, 5.9%, 10/25/38	(h)	USD CLO	295	295	261
Anchorage Credit Funding 2 Ltd., Series 2015-2A, Class ERV, ABS, 7.0%, 4/25/38	(h)	USD CLO	250	232	201
Anchorage Credit Funding 3 Ltd., Series 2016-3A, Class DR, ABS, 5.8%, 1/28/39	(h)	USD CLO	250	250	221
Anchorage Credit Funding 3 Ltd., Series 2016-3A, Class ER, ABS, 7.2%, 1/28/39	(h)	USD CLO	410	387	329
Anchorage Credit Funding 6 Ltd., Series 2018-6A, Class E, ABS, 6.9%, 7/25/36	(h)	USD CLO	570	547	466
Apex Credit CLO 2015-II Ltd., Series 2015-2A, Class ER, ABS, L+6.1%, 10.9%, 10/17/26	(h) (l)	USD CLO	330	329	326
Apidos CLO XII, Series 2013-12A, Class BR, ABS, L+1.4%, 6.2%, 4/15/31	(h) (l)	USD CLO	500	483	488
Apidos CLO XXXVI, Series 2021-36A, Class B, ABS, L+1.6%, 6.4%, 7/20/34	(h) (l)	USD CLO	355	341	347
Arbour CLO VII DAC, Series 7A, Class B2E, ABS, E+1.8%, 3.8%, 3/15/33	(h) (l)	EUR CLO	€250	237	262
Ares European CLO IX B.V., Series 9X, Class D, ABS, E+2.4%, 4.7%, 10/14/30	(l)	EUR CLO	520	552	512
Ares European CLO IX DAC, Series 9X, Class E, ABS, E+4.4%, 6.7%, 10/14/30	(l)	EUR CLO	290	321	264
Ares European CLO VI B.V., Series 2013-6X, Class ER, ABS, E+5.3%, 7.6%, 4/15/30	(l)	EUR CLO	340	383	326
Ares XL CLO Ltd., Series 2016-40A, Class BRR, ABS, L+1.8%, 6.6%, 1/15/29	(h) (l)	USD CLO	$350	334	339
Ares XLIX CLO Ltd., Series 2018-49A, Class D, ABS, L+3.0%, 7.8%, 7/22/30	(h) (j) (l)	USD CLO	250	245	233
Ares XXXVII CLO Ltd., Series 2015-4A, Class CR, ABS, L+2.7%, 7.4%, 10/15/30	(h) (l)	USD CLO	250	247	229
Ares XXXVII CLO Ltd., Series 2015-4A, Class BR, ABS, L+1.8%, 6.6%, 10/15/30	(h) (l)	USD CLO	250	246	240
Ares XXXVR CLO Ltd., Series 2015-35RA, Class D, ABS, L+3.0%, 7.8%, 7/15/30	(h) (l)	USD CLO	250	250	235
Armada Euro CLO III DAC, Series 3A, Class DR, ABS, E+3.3%, 5.6%, 7/15/31	(h) (l)	EUR CLO	€300	262	302
Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class DR, ABS, L+2.6%, 7.3%, 11/17/27	(h) (j) (l)	USD CLO	$500	483	475
Atlas Senior Loan Fund IX Ltd., Series 2018-9A, Class D, ABS, L+2.6%, 7.4%, 4/20/28	(h) (j) (l)	USD CLO	250	238	239
Atrium IX, Series 9A, Class CR2, ABS, L+2.0%, 6.7%, 5/28/30	(h) (l)	USD CLO	1,560	1,460	1,494
Atrium XIII, Series 13A, Class C, ABS, L+1.8%, 6.6%, 11/21/30	(h) (l)	USD CLO	430	416	414
Atrium XIV LLC, Series 14A, Class D, ABS, L+3.0%, 7.7%, 8/23/30	(h) (j) (l)	USD CLO	250	238	242
Avoca CLO XI Ltd., Series 11X, Class ER, ABS, E+5.0%, 7.3%, 7/15/30	(l)	EUR CLO	€210	226	200
Avoca CLO XIII DAC, Series 13X, Class ERR, ABS, E+6.2%, 8.5%, 4/15/34	(l)	EUR CLO	240	229	230
Avoca CLO XV DAC, Series 15X, Class ER, ABS, E+4.1%, 6.4%, 4/15/31	(l)	EUR CLO	360	388	324
Avoca CLO XVIII DAC, Series 18X, Class E, ABS, E+4.6%, 6.9%, 4/15/31	(l)	EUR CLO	195	216	180
Avoca CLO XXII DAC, Series 22A, Class D, ABS, E+2.9%, 5.2%, 4/15/35	(h) (l)	EUR CLO	360	318	358

See notes to unaudited consolidated financial statements.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2023

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Avoca CLO XXIII DAC, Series 23X, Class B1, ABS, E+1.5%, 3.8%, 4/15/34	(l)	EUR CLO	€455	$436	$469
Bain Capital Credit CLO 2021-1 Ltd., Series 2021-1A, Class B, ABS, L+1.4%, 6.2%, 4/18/34	(h) (j) (l)	USD CLO	$220	209	210
Bain Capital Euro CLO 2021-2 DAC, Series 2021-2X, Class D, ABS, E+3.4%, 5.7%, 7/17/34	(l)	EUR CLO	€355	373	339
Barings Euro CLO 2018-1 DAC, Series 2018-1X, Class D, ABS, E+2.3%, 4.6%, 4/15/31	(l)	EUR CLO	190	196	185
Barings Euro CLO 2018-2 BV, E+3.2%, 5.5%, 10/15/31	(l)	EUR CLO	920	1,080	897
Barings Euro CLO 2018-3 DAC, Series 2018-3A, Class DE, ABS, E+3.7%, 6.2%, 7/27/31	(h) (l)	EUR CLO	480	525	483
Barings Euro CLO 2019-1 DAC, Series 2019-1X, Class CR, ABS, E+3.0%, 5.2%, 10/15/34	(l)	EUR CLO	245	250	256
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class CR, ABS, L+3.7%, 8.5%, 7/15/29	(h) (j) (l)	USD CLO	$250	243	245
Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class B, ABS, L+2.0%, 6.8%, 10/15/30	(h) (l)	USD CLO	400	384	382
Betony CLO 2 Ltd., Series 2018-1A, Class C, ABS, L+2.9%, 7.7%, 4/30/31	(h) (l)	USD CLO	250	233	233
Bilbao CLO, Series 1X, Class B, ABS, E+1.7%, 4.0%, 7/20/31	(l)	EUR CLO	€515	525	524
Bilbao CLO DAC, 3.4%, 8/20/35		EUR CLO	465	421	484
Birch Grove CLO 2 Ltd., Series 2021-2A, Class D2, ABS, L+5.0%, 9.8%, 10/19/34	(h) (l)	USD CLO	$605	599	551
Birch Grove CLO 3 Ltd., Series 2021-3A, Class D2, ABS, L+5.1%, 9.9%, 1/19/35	(h) (l)	USD CLO	885	876	817
Black Diamond CLO 2017-1 Ltd., Series 2017-1A, Class C, ABS, L+4.0%, 8.8%, 4/24/29	(h) (l)	USD CLO	590	581	548
Black Diamond CLO 2017-2 DAC, Series 2017-2X, Class CNE, ABS, E+2.0%, 4.3%, 1/20/32	(l)	EUR CLO	€590	608	588
BlackRock European CLO X DAC, Series 10X, Class B1R, ABS, E+1.8%, 4.1%, 10/15/34	(l)	EUR CLO	260	266	268
BlueMountain Fuji EUR CLO, Series 5X, Class C, ABS, E+2.5%, 4.7%, 1/15/33	(l)	EUR CLO	485	477	501
BlueMountain Fuji US CLO III Ltd., Series 2017-3A, Class D, ABS, L+2.4%, 7.2%, 1/15/30	(h) (j) (l)	USD CLO	$250	238	230
BNPP IP CLO 2014-II Ltd., Series 2014-2A, Class DR, ABS, L+3.5%, 8.3%, 10/30/25	(h) (l)	USD CLO	204	202	203
Bosphorus CLO V DAC, Series 5A, Class DE, ABS, E+4.8%, 6.8%, 12/12/32	(h) (l)	EUR CLO	€320	354	338
Bridgepoint CLO, Series 2X, Class C, ABS, E+2.0%, 4.3%, 4/15/35	(l)	EUR CLO	300	292	302
Brookside Mill CLO 2013-1 Ltd., Series 2013-1A, Class ER, ABS, L+5.5%, 10.3%, 1/17/28	(h) (l)	USD CLO	$720	715	714
Cairn CLO IX DAC, Series 2018-9X, Class C, ABS, E+1.5%, 3.9%, 4/25/32	(l)	EUR CLO	€415	394	423
Cairn CLO VI B.V., Series 2016-6X, Class FR, ABS, E+8.3%, 10.7%, 7/25/29	(l)	EUR CLO	190	227	177
Cairn CLO VII DAC, Series 2016-7X, Class E, ABS, E+6.4%, 8.8%, 1/31/30	(l)	EUR CLO	440	486	437
Cairn CLO XI DAC, Series 2019-11X, Class D, ABS, E+4.2%, 6.4%, 7/15/32	(l)	EUR CLO	625	681	635
Cairn CLO XIV DAC, Series 2021-14A, Class B1, ABS, E+1.7%, 4.2%, 10/29/34	(h) (l)	EUR CLO	250	240	261
Cairn CLO XV B.V., 4.0%, 4/15/36		EUR CLO	410	358	423
Canyon Capital CLO 2016-2 Ltd., Series 2016-2A, Class CR, ABS, L+2.2%, 7.0%, 10/15/31	(h) (l)	USD CLO	$285	281	273
Canyon Capital CLO Ltd., Series 2014-1A, Class BR, ABS, L+1.8%, 6.6%, 1/30/31	(h) (l)	USD CLO	665	631	639
Capital Four CLO, 5.0%, 1/15/34		EUR CLO	€290	263	301
Capital Four CLO III DAC, Series 3X, Class B1, ABS, E+1.8%, 4.0%, 10/15/34	(l)	EUR CLO	545	491	563

See notes to unaudited consolidated financial statements.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2023

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Carbone CLO Ltd., Series 2017-1A, Class B, ABS, L+1.8%, 6.6%, 1/20/31	(h) (l)	USD CLO	$545	$512	$521
Carlyle Euro CLO 2017-3 DAC, Series 2017-3X, Class C, ABS, E+2.5%, 4.8%, 1/15/31	(l)	EUR CLO	€160	158	153
Carlyle Global Market Strategies CLO 2013-1 Ltd., Series 2013-1A, Class CR, ABS, L+3.4%, 8.0%, 8/14/30	(h) (l)	USD CLO	$435	417	412
Carlyle Global Market Strategies Euro CLO 2015-3 DAC, Series 2015-3X, Class C1RE, ABS, E+2.6%, 4.8%, 7/15/30	(l)	EUR CLO	€275	323	270
Carlyle Global Market Strategies Euro CLO 2016-2 DAC, Series 2016-2X, Class BRR, ABS, E+2.4%, 4.7%, 4/15/34	(l)	EUR CLO	525	565	539
Carlyle Global Market Strategies Euro CLO 2020-1 DAC, Series 2020-1X, Class D, ABS, E+5.4%, 7.7%, 4/15/33	(l)	EUR CLO	250	290	223
Carlyle US CLO 2017-5 Ltd., Series 2017-5A, Class B, ABS, L+1.8%, 6.6%, 1/20/30	(h) (l)	USD CLO	$440	408	417
Carlyle US CLO 2022-1 Ltd., Series 2022-1A, Class C, ABS, S+2.2%, 6.8%, 4/15/35	(h) (l)	USD CLO	365	332	347
Carmax Auto Owner Trust, 8.1%, 4/16/29		Other ABS	660	656	701
Carval CLO Ltd., Series 2021-2A, Class C, ABS, L+2.2%, 7.0%, 10/15/34	(h) (l)	USD CLO	355	333	338
Catalyst Healthcare Manchester Financing Plc, Series AMBC, 2.4%, 9/30/40	(j)	Healthcare-Services	£241	624	580
Catamaran CLO 2014-1 Ltd., Series 2014-1A, Class CR, ABS, L+3.4%, 8.2%, 4/22/30	(h) (l)	USD CLO	$250	243	231
CBAM 2017-1 Ltd., Series 2017-1A, Class C, ABS, L+2.4%, 7.2%, 7/20/30	(h) (l)	USD CLO	535	522	516
Cedar Funding VII CLO Ltd., Series 2018-7A, Class C, ABS, L+1.8%, 6.6%, 1/20/31	(h) (j) (l)	USD CLO	395	387	378
Cedar Funding VII CLO Ltd., Series 2018-7A, Class D, ABS, L+.2.6%, 7.4%, 1/20/31	(h) (l)	USD CLO	250	236	236
CFIP CLO 2014-1 Ltd., Series 2014-1A, Class DR, ABS, L+4.1%, 8.9%, 7/13/29	(h) (j) (l)	USD CLO	495	488	486
CIFC European Funding CLO IV DAC, Series 4X, Class D, ABS, E+3.1%, 5.4%, 8/18/35	(l)	EUR CLO	€280	246	277
CIFC European Funding CLO V DAC, Series 5X, Class D, ABS, E+3.2%, 5.4%, 11/23/34	(l)	EUR CLO	400	353	398
CIFC Funding 2013-IV Ltd., Series 2013-4A, Class DRR, ABS, L+2.8%, 7.6%, 4/27/31	(h) (l)	USD CLO	$250	237	229
CIFC Funding 2015-IV Ltd., Series 2015-4A, Class BR2, ABS, L+1.9%, 6.7%, 4/20/34	(h) (j) (l)	USD CLO	270	263	257
CIFC Funding Ltd., 6.7%, 4/20/30	(l)	USD CLO	250	231	240
Connecticut Avenue Securities Trust 2021-R03, Series 2021-R03, Class 1M2, CMO, S+1.7%, 6.0%, 12/25/41	(h) (l)	USD CLO	184	167	177
Connecticut Avenue Securities Trust 2022-R02, Series 2022-R02, Class 2M2, CMO, S+3.0%, 7.3%, 1/25/42	(h) (l)	USD CLO	1,155	1,123	1,123
Connecticut Avenue Securities Trust 2022-R04, Series 2022-R04, Class 1M2, CMO, S+3.1%, 7.4%, 3/25/42	(h) (l)	USD CLO	435	420	439
Covenant Credit Partners CLO III Ltd., Series 2017-1A, Class D, ABS, L+3.8%, 8.5%, 10/15/29	(h) (l)	USD CLO	1,710	1,691	1,595
CVC Cordatus Loan Fund VII DAC, Series 7X, Class DRR, ABS, E+2.9%, 4.9%, 9/15/31	(l)	EUR CLO	€285	260	278
CVC Cordatus Loan Fund X DAC, Series 10X, Class C, ABS, E+1.6%, 4.1%, 1/27/31	(l)	EUR CLO	200	205	203
CVC Cordatus Loan Fund X DAC, Series 10X, Class D, ABS, E+2.5%, 5.0%, 1/27/31	(l)	EUR CLO	190	206	186
Dartry Park CLO DAC, Series 1X, Class BRR, ABS, E+2.3%, 4.8%, 1/28/34	(l)	EUR CLO	355	336	365
Diamond CLO 2019-1 Ltd., Series 2019-1A, Class E, ABS, L+8.1%, 12.9%, 4/25/29	(h) (l)	USD CLO	$805	805	788

See notes to unaudited consolidated financial statements.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2023

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Dryden 59 Euro CLO 2017 B.V., Series 2017-59X, Class D1, ABS, E+2.4%, 4.2%, 5/15/32	(l)	EUR CLO	€365	$391	$355
Dryden 61 CLO Ltd., Series 2018-61A, Class CR, ABS, L+1.8%, 6.5%, 1/17/32	(h) (l)	USD CLO	$410	400	391
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class CR, ABS, L+1.9%, 6.6%, 4/15/29	(h) (l)	USD CLO	350	336	338
Eaton Vance CLO 2014-1R Ltd., Series 2014-1RA, Class C, ABS, L+2.1%, 6.9%, 7/15/30	(h) (l)	USD CLO	325	318	314
Eaton Vance CLO 2014-1R Ltd., Series 2014-1RA, Class D, ABS, L+3.1%, 7.8%, 7/15/30	(h) (l)	USD CLO	250	236	234
Elevation CLO 2021-14 Ltd., Series 2021-14A, Class D2, ABS, L+5.0%, 9.8%, 10/20/34	(h) (l)	USD CLO	630	622	577
Elevation CLO 2021-15 Ltd., Series 2018-3A, Class CR, ABS, L+2.5%, 7.3%, 1/25/35	(h) (l)	USD CLO	500	489	471
Ellington CLO I Ltd., Series 2017-1A, Class DR, ABS, L+3.4%, 8.1%, 10/15/29	(h) (l)	USD CLO	410	398	387
Ellington CLO II Ltd., Series 2017-2A, Class D, ABS, L+3.7%, 8.3%, 2/15/29	(h) (l)	USD CLO	500	487	475
Ellington CLO IV Ltd., Series 2019-4A, Class D1, ABS, L+5.5%, 10.3%, 4/15/29	(h) (l)	USD CLO	585	580	575
Erna Srl, Series 1, Class A, E+2.3%, 3.8%, 7/25/31	(l)	Commercial MBS	€206	239	221
Erna Srl, Series 1, Class B, E+3.6%, 5.1%, 7/25/31	(l)	Commercial MBS	310	356	328
Euro Galaxy CLO B.V., 4.2%, 2/15/34	(h)	EUR CLO	345	310	354
Euro-Galaxy VII CLO DAC, Series 2019-7X, Class CR, ABS, E+2.4%, 4.8%, 7/25/35	(l)	EUR CLO	285	252	293
First Eagle Clarendon Fund CLO LLC, Series 2014-1A, Class E, ABS, L+6.1%, 10.9%, 1/25/27	(h) (l)	USD CLO	$428	428	429
Freddie Mac STACR REMIC Trust 2022-DNA2, Series 2022-DNA2, Class M1B, CMO, REMIC, S+2.4%, 6.7%, 2/25/42	(h) (l)	USD CLO	560	525	551
Galaxy XV CLO Ltd., Series 2013-15A, Class CRR, ABS, L+1.9%, 6.6%, 10/15/30	(h) (l)	USD CLO	925	871	883
Galaxy XVIII CLO Ltd., Series 2018-28A, Class B, ABS, L+1.6%, 6.4%, 7/15/31	(h) (j) (l)	USD CLO	525	505	512
Galaxy XVIII CLO Ltd., Series 2018-28A, Class C, ABS, L+2.0%, 6.7%, 7/15/31	(h) (j) (l)	USD CLO	250	242	237
Galaxy XXIV CLO Ltd., L+2.5%, 7.2%, 1/15/31	(l)	USD CLO	550	510	511
Galaxy XXVII CLO Ltd., Series 2018-27A, Class D, ABS, L+2.8%, 7.4%, 5/16/31	(h) (l)	USD CLO	1,290	1,214	1,224
Gallatin CLO IX 2018-1 Ltd., Series 2018-1A, Class D1, ABS, L+3.1%, 7.9%, 1/21/28	(h) (l)	USD CLO	250	248	245
Gallatin CLO IX 2018-1 Ltd., Series 2018-1A, Class E, ABS, L+5.5%, 10.3%, 1/21/28	(h) (l)	USD CLO	1,160	1,139	1,101
GAM FRR2 H Co.	(f) (p) (q)	USD CLO	1	569	553
GAM Re-REMIC Trust 2021-FRR1, Series 2021-FRR1, Class 1C, REMIC, 0.0%, 11/29/50	(h) (o) (p)	Commercial MBS	41	29	27
GAM Re-REMIC Trust 2021-FRR1, Series 2021-FRR1, Class 1D, REMIC, 0.0%, 11/29/50	(h) (o) (p)	Commercial MBS	60	41	38
GAM Re-REMIC Trust 2021-FRR1, Series 2021-FRR1, Class 2C, REMIC, 0.0%, 11/29/50	(h) (o) (p)	Commercial MBS	44	30	27
GAM RE-REMIC Trust 2021-FRR2, Series 2021-FRR2, Class CK44, PO, REMIC, 0.0%, 9/27/51	(h) (o) (p)	Commercial MBS	43	36	35
GAM RE-REMIC Trust 2021-FRR2, Series 2021-FRR2, Class DK49, PO, REMIC, 0.0%, 9/27/51	(h) (o) (p)	Commercial MBS	34	27	26
GAM RE-REMIC Trust 2021-FRR2, Series 2021-FRR2, Class D730, PO, REMIC, 0.0%, 9/27/51	(h) (o) (p)	Commercial MBS	35	29	28
GAM RE-REMIC Trust 2021-FRR2, Series 2021-FRR2, Class CK78, PO, REMIC, 0.0%, 9/27/51	(h) (o) (p)	Commercial MBS	29	19	16
GAM RE-REMIC Trust 2021-FRR2, Series 2021-FRR2, Class BK78, REMIC, 2.4%, 9/27/51	(h) (l) (p)	Commercial MBS	46	37	33
Golub Capital Partners 48 LP, Series 2020-48A, Class D, ABS, L+3.8%, 8.6%, 4/17/33	(h) (l)	USD CLO	250	233	240

See notes to unaudited consolidated financial statements.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2023

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class CR, ABS, S+2.4%, 7.0%, 4/20/35	(h) (l)	USD CLO	$310	$287	$295
Greywolf CLO V Ltd., Series 2015-1A, Class BR, ABS, L+2.0%, 6.8%, 1/27/31	(h) (j) (l)	USD CLO	740	726	707
Grosvenor Place CLO 2015-1 B.V., Series 2015-1X, Class DRR, ABS, E+5.4%, 7.9%, 10/30/29	(l)	EUR CLO	€575	577	582
Halcyon Loan Advisors Funding 2015-2 Ltd., Series 2015-2A, Class D1R, ABS, L+3.1%, 7.9%, 7/25/27	(h) (l)	USD CLO	$615	601	585
Halcyon Loan Advisors Funding 2015-2 Ltd., Series 2015-2A, Class D2R, ABS, L+3.1%, 7.9%, 7/25/27	(h) (l)	USD CLO	405	396	385
Halcyon Loan Advisors Funding 2017-2 Ltd., Series 2017-2A, Class B, ABS, L+2.1%, 6.9%, 1/17/30	(h) (l)	USD CLO	440	425	420
Halseypoint CLO 2 Ltd., Series 2020-2A, Class D, ABS, L+3.0%, 7.8%, 7/20/31	(h) (j) (l)	USD CLO	680	637	646
Harvest CLO XIX DAC, Series 19X, Class D, ABS, E+2.6%, 4.8%, 4/14/31	(l)	EUR CLO	€450	476	435
Harvest CLO XXIII DAC, Series 23A, Class CE, ABS, E+2.1%, 4.4%, 10/20/32	(h) (l)	EUR CLO	250	249	253
Henley CLO VI DAC, Series 6X, Class D, ABS, E+3.2%, 5.6%, 6/10/34	(l)	EUR CLO	180	186	176
Henley CLO VI DAC, Series 6A, Class E, ABS, E+6.1%, 8.6%, 6/10/34	(h) (l)	EUR CLO	250	287	236
Highbridge Loan Management 12-2018 Ltd., Series 12A-18, Class B, ABS, L+1.9%, 6.6%, 7/18/31	(h) (j) (l)	USD CLO	$435	426	412
HPS Loan Management 13-2018 Ltd., Series 13A-18, Class C, ABS, L+2.2%, 6.9%, 10/15/30	(h) (l)	USD CLO	1,015	958	959
Hull Street CLO Ltd., Series 2014-1A, Class D, ABS, L+3.6%, 8.4%, 10/18/26	(h) (l)	USD CLO	195	194	193
JFIN CLO 2012 Ltd., Series 2012-1A, Class DR, ABS, L+6.5%, 11.3%, 7/20/28	(h) (l)	USD CLO	700	693	689
JMP Credit Advisors CLO IV Ltd., Series 2017-1A, Class C, ABS, L+2.7%, 7.4%, 7/17/29	(h) (l)	USD CLO	355	351	347
JMP Credit Advisors ClO IV Ltd., Series 2017-1A, Class D, ABS, L+4.2%, 8.9%, 7/17/29	(h) (l)	USD CLO	610	599	586
JP Morgan Mortgage Trust 2019-INV1, Series 2019-INV1, Class B4, CMO, 5.0%, 10/25/49	(h) (l)	USD CLO	410	364	366
Jubilee CLO 2014-XI DAC, Series 2014-11X, Class DR, ABS, E+3.3%, 5.6%, 4/15/30	(l)	EUR CLO	€305	281	310
Jubilee CLO 2014-XII B.V., Series 2014-12X, Class DR, ABS, E+2.9%, 5.2%, 4/15/30	(l)	EUR CLO	155	175	156
Jubilee CLO 2017-XVIII B.V., Series 2017-18X, Class D, ABS, E+3.1%, 5.4%, 1/15/30	(l)	EUR CLO	200	225	208
Jubilee CLO 2021-XXV DAC, Series 2021-25A, Class C1, ABS, E+2.3%, 4.5%, 10/15/35	(h) (l)	EUR CLO	285	269	289
Jubilee CLO 2021-XXV DAC, Series 2021-25X, Class D, ABS, E+3.2%, 5.5%, 10/15/35	(l)	EUR CLO	305	259	298
KKR CLO 12 Ltd., Series 12, Class BR2, ABS, L+1.7%, 6.5%, 10/15/30	(h) (l)	USD CLO	$520	507	512
KKR CLO 32 Ltd., Series 32A, Class C, ABS, L+2.4%, 7.2%, 1/15/32	(h) (j) (l)	USD CLO	250	247	242
KVK CLO 2013-1 Ltd., Series 2013-1A, Class ER, ABS, L+5.9%, 10.7%, 1/14/28	(h) (l)	USD CLO	500	497	485
LCM XX LP, Series 20A, Class DR, ABS, L+2.8%, 7.6%, 10/20/27	(h) (l)	USD CLO	250	241	246
LCM XXI LP, Series 21A, Class ER, ABS, L+5.8%, 10.6%, 4/20/28	(h) (l)	USD CLO	570	549	538
Lehman XS Trust 2007-14H, Series 2007-14H, Class A22, CMO, L+0.8%, 5.3%, 7/25/47	(l)	USD CLO	244	246	227
Lehman XS Trust 2007-6, Series 2007-6, Class 3A2, ABS, 4.3%, 5/25/37		USD CLO	60	63	59
Lehman XS Trust 2007-6, Series 2007-6, Class 3A4, ABS, 4.3%, 5/25/37		USD CLO	170	175	139

See notes to unaudited consolidated financial statements.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2023

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Lehman XS Trust 2007-6, Series 2007-6, Class 3A31, ABS, 4.3%, 5/25/37		USD CLO	$125	$128	$113
Lehman XS Trust 2007-6, Series 2007-6, Class 3A32, ABS, L+0.5%, 4.3%, 5/25/37	(l)	USD CLO	142	128	128
Lockwood Grove CLO Ltd., Series 2014-1A, Class CRR, ABS, L+2.0%, 6.8%, 1/25/30	(h) (l)	USD CLO	550	538	525
Long Point Park CLO Ltd., Series 2017-1A, Class C, ABS, L+2.4%, 7.2%, 1/17/30	(h) (l)	USD CLO	305	287	271
Longfellow Place CLO Ltd., Series 2013-1A, Class DRR, ABS, L+4.5%, 9.3%, 4/15/29	(h) (j) (l)	USD CLO	520	513	520
Madison Park Euro Funding DAC, 4.7%, 7/15/32	(h)	EUR CLO	€345	318	358
Madison Park Euro Funding IX DAC, Series 9X, Class DR, ABS, E+3.2%, 5.5%, 7/15/35	(l)	EUR CLO	315	264	306
Madison Park Euro Funding X DAC, Series 10X, Class C1, ABS, E+1.7%, 4.1%, 10/25/30	(l)	EUR CLO	115	105	118
Madison Park Euro Funding XIII DAC, Series 13X, Class CR, ABS, E+2.4%, 4.7%, 1/15/32	(l)	EUR CLO	355	343	367
Madison Park Funding XI Ltd., Series 2013-11A, Class DR, ABS, L+3.3%, 8.1%, 7/23/29	(h) (l)	USD CLO	$430	422	413
Madison Park Funding XVIII Ltd., Series 2015-18A, Class DR, ABS, L+3.0%, 7.8%, 10/21/30	(h) (l)	USD CLO	250	236	234
Madison Park Funding XX Ltd., Series 2016-20A, Class DR, ABS, L+3.0%, 7.8%, 7/27/30	(h) (l)	USD CLO	675	642	639
Madison Park Funding XXII Ltd., Series 2016-22A, Class CR, ABS, L+2.0%, 6.8%, 1/15/33	(h) (l)	USD CLO	830	775	793
Madison Park Funding XXVII Ltd., Series 2018-27A, Class C, ABS, L+2.6%, 7.4%, 4/20/30	(h) (l)	USD CLO	250	235	237
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class D, ABS, L+2.7%, 7.5%, 7/15/30	(h) (l)	USD CLO	705	665	663
Madison Park Funding XXX Ltd., Series 2018-30A, Class C, ABS, L+1.7%, 6.5%, 4/15/29	(h) (l)	USD CLO	275	264	266
Madison Park Funding XXXI Ltd., Series 2018-31A, Class C, ABS, L+2.2%, 7.0%, 1/23/31	(h) (l)	USD CLO	495	478	473
Man GLG Euro CLO I DAC, E+2.5%, 4.7%, 10/15/30	(l)	EUR CLO	€315	351	296
Man GLG Euro CLO III DAC, Series 3X, Class D, ABS, E+3.3%, 5.6%, 10/15/30	(l)	EUR CLO	635	704	630
Marathon CLO V Ltd., Series 2013-5A, Class CR, ABS, L+2.8%, 7.4%, 11/21/27	(h) (l)	USD CLO	$1,210	1,179	1,155
Marathon CLO VI Ltd., Series 2014-6A, Class CR2, ABS, L+3.5%, 8.2%, 5/13/28	(h) (l)	USD CLO	590	571	548
Marathon CLO X Ltd., Series 2017-10A, Class C, ABS, L+3.7%, 8.3%, 11/15/29	(h) (l)	USD CLO	1,030	1,002	860
Marble Point CLO XXI Ltd., Series 2021-3A, Class D2, ABS, L+5.0%, 9.8%, 10/17/34	(h) (l)	USD CLO	470	464	428
Midocean Credit CLO VIII, Series 2018-8A, Class D, ABS, L+2.9%, 7.6%, 2/20/31	(h) (j) (l)	USD CLO	250	237	222
Milltown Park CLO, Series 1A, Class B, ABS, E+1.8%, 4.1%, 1/15/31	(h) (l)	EUR CLO	€260	258	262
Mitchells & Butlers Finance Plc, Series C2, L GBP+2.1%, 5.5%, 9/15/34	(j) (l)	Retail	£972	1,143	959
Mitchells & Butlers Finance Plc, Series D1, L GBP+2.4%, 5.8%, 6/15/36	(j) (l)	Retail	481	543	470
Mitchells & Butlers Finance Plc, Series B2, 6.0%, 12/15/28	(j)	Retail	185	284	216
Mitchells & Butlers Finance Plc, Series C1, 6.5%, 9/15/30	(j)	Retail	884	1,370	991
MKS CLO 2017-1 Ltd., Series 2017-1A, Class D, ABS, L+4.2%, 9.0%, 7/20/30	(h) (l)	USD CLO	$665	632	632
MKS CLO 2017-2 Ltd., Series 2017-2A, Class D, ABS, L+2.7%, 7.5%, 1/20/31	(h) (j) (l)	USD CLO	535	517	488
Monroe Capital CLO 2014-1 Ltd., Series 2014-1X, Class E, ABS, L+5.4%, 10.2%, 10/22/26	(l)	USD CLO	207	204	202

See notes to unaudited consolidated financial statements.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2023

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Monroe Capital MML CLO 2016-1 Ltd., Series 2016-1A, Class ER, ABS, L+7.3%, 12.1%, 7/22/28	(h) (l)	USD CLO	$485	$485	$456
Monroe Capital MML CLO 2017-1 Ltd., Series 2017-1A, Class E, ABS, L+7.4%, 12.2%, 4/22/29	(h) (l)	USD CLO	525	524	477
Monroe Capital MML CLO VI Ltd., Series 2018-1A, Class E, ABS, L+6.9%, 11.7%, 4/15/30	(h) (l)	USD CLO	290	281	260
Mountain View CLO 2017-1 LLC, Series 2017-1A, Class D, ABS, L+3.6%, 8.4%, 10/16/29	(h) (l)	USD CLO	250	247	240
Neuberger Berman Loan Advisers CLO 27 Ltd., Series 2018-27A, Class B, ABS, L+1.4%, 6.2%, 1/15/30	(h) (l)	USD CLO	320	305	313
Newark BSL CLO 2 Ltd., Series 2017-1A, Class BR, ABS, L+1.8%, 6.6%, 7/25/30	(h) (l)	USD CLO	340	329	325
Newstar Exeter Fund CLO LLC, Series 2015-1RA, Class E, ABS, L+7.2%, 12.0%, 1/20/27	(h) (l)	USD CLO	423	423	422
Oak Hill European Credit Partners IV DAC, Series 2015-4X, Class DR, ABS, E+2.5%, 4.8%, 1/20/32	(l)	EUR CLO	€540	526	533
Oaktree CLO 2019-4 Ltd., Series 2019-4A, Class CR, ABS, L+2.3%, 7.1%, 10/20/32	(h) (l)	USD CLO	$650	595	616
Oaktree CLO 2020-1 Ltd., Series 2020-1A, Class BR, ABS, L+1.7%, 6.4%, 7/15/34	(h) (j) (l)	USD CLO	295	284	287
OCP CLO Ltd., Series 2014-5A, Class BR, ABS, L+1.8%, 6.6%, 4/26/31	(h) (l)	USD CLO	385	365	364
OCP Euro CLO 2017 2X DAC, 5.0%, 1/15/32		EUR CLO	€355	313	357
OCP Euro CLO 2022-5 DAC, Series 2022-5A, Class E, ABS, E+6.5%, 8.8%, 4/20/35	(h) (l)	EUR CLO	250	277	241
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class BR3, ABS, L+1.8%, 6.4%, 2/14/31	(h) (l)	USD CLO	$250	243	238
OFSI BSL VIII Ltd., Series 2017-1A, Class BR, ABS, L+1.5%, 6.3%, 8/16/29	(h) (j) (l)	USD CLO	855	820	836
OHA Credit Funding 4 Ltd., Series 2019-4A, Class CR, ABS, L+2.1%, 6.9%, 10/22/36	(h) (j) (l)	USD CLO	250	246	240
OZLM Funding IV Ltd., Series 2013-4A, Class CR, ABS, L+3.4%, 8.2%, 10/22/30	(h) (j) (l)	USD CLO	250	245	236
OZLM VII Ltd., Series 2014-7RA, Class CR, ABS, L+3.0%, 7.8%, 7/17/29	(h) (l)	USD CLO	250	242	241
OZLM XIV Ltd., Series 2015-14A, Class CRR, ABS, L+3.4%, 8.2%, 7/15/34	(h) (l)	USD CLO	465	420	422
OZLM XVI Ltd., Series 2017-16A, Class C, ABS, L+3.6%, 8.2%, 5/16/30	(h) (l)	USD CLO	250	244	222
OZLM XVIII Ltd., Series 2018-18A, Class B, ABS, L+1.6%, 6.4%, 4/15/31	(h) (l)	USD CLO	250	240	245
OZLM XXII Ltd., Series 2018-22A, Class A2, ABS, L+1.5%, 6.3%, 1/17/31	(h) (l)	USD CLO	250	240	241
OZLM XXIV Ltd., Series 2019-24X, Class C1R, ABS, L+3.4%, 8.2%, 7/20/32	(j) (l)	USD CLO	430	393	391
Palmer Square Loan Funding 2020-4 Ltd., Series 2020-4A, Class E, ABS, L+8.6%, 13.3%, 11/25/28	(h) (l)	USD CLO	250	251	234
Parallel 2015-1 Ltd., Series 2015-1A, Class E, ABS, L+5.2%, 10.0%, 7/20/27	(h) (l)	USD CLO	755	742	719
Parallel 2017-1 Ltd., Series 2017-1A, Class DR, ABS, L+3.1%, 7.9%, 7/20/29	(h) (l)	USD CLO	530	515	479
Park Avenue Institutional Advisers CLO Ltd., Series 2019-2A, Class A2R, ABS, L+1.7%, 6.5%, 10/15/34	(h) (j) (l)	USD CLO	565	537	538
Penta CLO 5 DAC, Series 2018-5X, Class CR, ABS, E+2.4%, 4.7%, 4/20/35	(l)	EUR CLO	€100	107	103
Penta CLO 7 DAC, Series 2020-7X, Class B1, ABS, E+1.7%, 4.1%, 1/25/33	(l)	EUR CLO	205	190	213
Penta CLO 8 DAC, Series 2020-8X, Class CR, ABS, E+2.2%, 4.4%, 1/15/34	(l)	EUR CLO	240	245	245
Penta CLO 9 DAC, 5.5%, 7/25/36	(h)	EUR CLO	335	281	326
Penta CLO S.A., Series 2018-5X, Class DR, ABS, E+3.7%, 6.0%, 4/20/35	(l)	EUR CLO	525	520	535
Peterborough Progress Health Plc, 5.6%, 10/2/42	(j)	Healthcare-Services	£579	1,002	679

See notes to unaudited consolidated financial statements.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2023

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Preferred Term Securities XXIV Ltd./Preferred Term Securities XXIV, Inc., L+0.4%, 5.1%, 3/22/37	(h) (l)	Diversified Financial Services	$430	$343	$334
Preferred Term Securities XXVI Ltd./Preferred Term Securities XXVI, Inc., L+0.4%, 5.1%, 9/22/37	(h) (l)	Diversified Financial Services	269	222	221
Providus CLO, Series 1X, Class C1, ABS, E+1.6%, 3.4%, 5/14/31	(l)	EUR CLO	€225	221	230
Providus CLO, Series 4X, Class DR, ABS, E+3.3%, 5.6%, 4/20/34	(l)	EUR CLO	420	412	414
Providus CLO DAC, 4.6%, 7/15/31		EUR CLO	540	495	559
Providus CLO III DAC, Series 3X, Class B1RE, ABS, E+1.7%, 4.0%, 7/18/34	(l)	EUR CLO	270	244	281
Providus CLO IV DAC, Series 4X, Class B1R, ABS, E+1.6%, 4.0%, 4/20/34	(l)	EUR CLO	355	365	366
Providus CLO V DAC, Series 5X, Class D, ABS, E+3.0%, 4.7%, 2/15/35	(l)	EUR CLO	370	379	363
Regatta VIII Funding Ltd., Series 2017-1A, Class D, ABS, L+3.2%, 8.0%, 10/17/30	(h) (l)	USD CLO	$425	408	409
Rockford Tower CLO 2021-2 Ltd., Series 2021-2A, Class B, ABS, L+1.8%, 6.6%, 7/20/34	(h) (l)	USD CLO	625	591	610
RR 4 Ltd., Series 2018-4A, Class A2, ABS, L+1.6%, 6.3%, 4/15/30	(h) (j) (l)	USD CLO	730	704	714
RR 4 Ltd., Series 2018-4A, Class C, ABS, L+3.0%, 7.7%, 4/15/30	(h) (l)	USD CLO	250	233	231
RRE 1 Loan Management DAC, Series 1X, Class A2R, ABS, E+1.4%, 3.6%, 4/15/35	(l)	EUR CLO	€180	183	184
RRE 1 Loan Management DAC, 3.7%, 4/15/35		EUR CLO	505	438	519
RRE 1 Loan Management DAC, 4.0%, 1/15/37		EUR CLO	620	546	638
Saranac CLO I Ltd., Series 2013-1A, Class CR, ABS, L+2.9%, 7.7%, 7/26/29	(h) (l)	USD CLO	$575	555	560
Sculptor CLO XXIX Ltd., Series 29A, Class D2, ABS, L+4.9%, 9.7%, 10/22/34	(h) (l)	USD CLO	350	307	308
Sculptor European CLO, 3.9%, 4/18/34		EUR CLO	€300	272	308
Sculptor European CLO I DAC, Series 1A, Class DRR, ABS, E+3.5%, 5.8%, 4/18/34	(h) (l)	EUR CLO	475	454	482
Sculptor European CLO VI DAC, Series 6X, Class CR, ABS, E+2.3%, 4.6%, 10/15/34	(l)	EUR CLO	590	576	602
Shackleton 2015-VIII CLO Ltd., Series 2015-8A, Class ER, ABS, L+5.3%, 10.1%, 10/20/27	(h) (l)	USD CLO	$440	435	400
Shackleton 2021-XVI CLO Ltd., Series 2021-16A, Class D2, ABS, L+5.0%, 9.8%, 10/20/34	(h) (l)	USD CLO	1,220	1,202	1,116
Shackleton CLO Ltd., 7.5%, 10/20/27	(l)	USD CLO	460	440	446
Signal Peak CLO 7 Ltd., Series 2019-1A, Class B, ABS, L+2.0%, 6.8%, 4/30/32	(h) (j) (l)	USD CLO	565	549	559
Silvermore CLO Ltd., Series 2014-1A, Class C, ABS, L+3.5%, 8.1%, 5/15/26	(h) (l)	USD CLO	824	815	822
Smeralda SPV Srl, 1.0%, 12/22/33	(f)	Commercial MBS	€569	681	621
Smeralda SPV Srl, 5.3%, 12/22/34	(f)	Commercial MBS	2,146	2,412	2,335
Sound Point Clo XV Ltd., Series 2017-1A, Class CR, ABS, L+2.1%, 6.9%, 1/23/29	(h) (l)	USD CLO	$365	357	352
Sound Point Euro CLO I Funding DAC, 4.7%, 7/25/35		EUR CLO	€210	187	216
Sound Point Euro CLO I Funding DAC, Series 1X, Class DR, ABS, E+3.1%, 5.5%, 5/25/34	(l)	EUR CLO	215	206	212
St Paul’s CLO III-R DAC, Series 3RX, Class B1R, ABS, E+1.2%, 3.4%, 1/15/32	(l)	EUR CLO	330	319	343
St Paul’s CLO III-R DAC, Series 3RX, Class CR, ABS, E+1.6%, 3.9%, 1/15/32	(l)	EUR CLO	100	97	101
St Paul’s CLO III-R DAC, Series 3RX, Class DR, ABS, E+2.4%, 4.7%, 1/15/32	(l)	EUR CLO	445	488	426
St Paul’s CLO SPAUL 6A CRR 144A, 4.4%, 5/20/34	(h)	EUR CLO	305	273	316
St Paul’s CLO V DAC, Series 5X, Class DR, ABS, E+3.0%, 4.8%, 2/20/30	(l)	EUR CLO	140	162	139

See notes to unaudited consolidated financial statements.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2023

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
St Paul’s CLO VI DAC, Series 6A, Class DRRE, ABS, E+3.3%, 5.1%, 5/20/34	(h) (l)	EUR CLO	€520	$491	$502
St Paul’s CLO VIII DAC, Series 8X, Class D, ABS, E+2.5%, 4.7%, 7/17/30	(l)	EUR CLO	330	291	324
Steele Creek Clo 2017-1 Ltd., Series 2017-1A, Class C, ABS, L+1.9%, 6.7%, 10/15/30	(h) (l)	USD CLO	$250	238	235
Steele Creek CLO Ltd., 6.8%, 4/21/31	(h)	USD CLO	250	224	236
Symphony CLO XIV Ltd., Series 2014-14A, Class E, ABS, L+4.6%, 9.4%, 7/14/26	(h) (l)	USD CLO	250	245	246
Symphony CLO XIX Ltd., Series 2018-19A, Class D, ABS, L+2.6%, 7.3%, 4/16/31	(h) (l)	USD CLO	250	248	232
TBW Mortgage-Backed Trust 2006-6, Series 2006-6, Class A4, CMO, 6.4%, 1/25/37		USD CLO	51	39	44
TCI-Symphony CLO 2017-1 Ltd., Series 2017-1A, Class D, ABS, L+3.4%, 8.2%, 7/15/30	(h) (l)	USD CLO	400	384	382
Terwin Mortgage Trust 2006-6, Series 2006-6, Class 1A2, ABS, 0.2%, 7/25/37	(h) (l)	Other ABS	45	16	19
THL Credit Wind River 2017-4 CLO Ltd., Series 2017-4A, Class C, ABS, L+1.8%, 6.4%, 11/20/30	(h) (l)	USD CLO	305	293	285
TICP CLO XII Ltd., Series 2018-12A, Class BR, ABS, L+1.7%, 6.4%, 7/15/34	(h) (j) (l)	USD CLO	470	450	459
Tikehau CLO II DAC, Series 2X, Class DRR, ABS, E+3.4%, 5.4%, 9/7/35	(l)	EUR CLO	€425	385	428
Tikehau CLO III DAC, Series 3X, Class D, ABS, E+2.7%, 4.7%, 12/1/30	(l)	EUR CLO	220	235	220
Toro European CLO 6 DAC, Series 6X, Class CR, ABS, E+2.5%, 4.7%, 1/12/32	(l)	EUR CLO	400	428	415
Trinitas Euro CLO II DAC, Series 2A, Class DR, ABS, E+4.6%, 6.9%, 4/15/35	(h) (l)	EUR CLO	250	272	269
Tymon Park CLO DAC, Series 1X, Class CRR, ABS, E+3.2%, 5.6%, 7/21/34	(l)	EUR CLO	340	303	337
Unique Pub Finance Co. Plc, Series A4, 5.7%, 6/30/27	(j)	Real Estate	£1,033	1,560	1,259
Unique Pub Finance Co. Plc, Series N, 6.5%, 3/30/32	(j)	Real Estate	1,036	1,409	1,329
Unique Pub Finance Co. Plc, Series M, 7.4%, 3/28/24	(j)	Real Estate	271	375	332
Upstart Structured Pass Through Trust, 7.0%, 11/15/30	(h)	Other ABS	$288	287	286
Venture 44 CLO Ltd., Series 2021-44A, Class D2, ABS, L+5.0%, 9.8%, 10/20/34	(h) (l)	USD CLO	630	624	578
Venture CDO Ltd., Series 2016-25A, Class D2, ABS, L+4.2%, 9.0%, 4/20/29	(h) (l)	USD CLO	135	135	131
Venture XVII CLO Ltd., Series 2014-17A, Class CRR, ABS, L+1.9%, 6.6%, 4/15/27	(h) (l)	USD CLO	160	155	154
Venture XVII CLO Ltd., Series 2014-17A, Class DRR, ABS, L+2.8%, 7.6%, 4/15/27	(h) (l)	USD CLO	1,330	1,309	1,228
Venture XXIV CDO Ltd., Series 2016-24A, Class D2, ABS, L+4.1%, 8.9%, 10/20/28	(h) (l)	USD CLO	530	523	499
Vesey Park CLO DAC, Series 1X, Class B, ABS, E+2.3%, 4.1%, 11/16/32	(l)	EUR CLO	€140	150	144
Vibrant CLO VI Ltd., Series 2017-6A, Class D, ABS, L+3.9%, 8.6%, 6/20/29	(h) (l)	USD CLO	$250	248	250
Voya CLO 2019-1 Ltd., Series 2019-1A, Class DR, ABS, L+2.9%, 7.6%, 4/15/31	(h) (l)	USD CLO	250	233	233
Voya Euro CLO, Series 2X, Class DR, ABS, E+3.2%, 5.5%, 7/15/35	(l)	EUR CLO	€330	326	326
Voya Euro CLO IV DAC, Series 4X, Class DR, ABS, E+3.1%, 5.4%, 10/15/34	(l)	EUR CLO	115	118	110
Webster Park CLO Ltd., Series 2015-1A, Class BR, ABS, L+1.8%, 6.6%, 7/20/30	(h) (l)	USD CLO	$320	296	300
Wellfleet CLO 2017-2A Ltd., Series 2017-2A, Class C, ABS, L+3.4%, 8.2%, 10/20/29	(h) (l)	USD CLO	395	375	367
WhiteHorse X Ltd., Series 2015-10A, Class E, ABS, L+5.3%, 10.1%, 4/17/27	(h) (l)	USD CLO	1,384	1,384	1,355

See notes to unaudited consolidated financial statements.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2023

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Wind River 2016-1K CLO Ltd., Series 2016-1KRA, Class D2R2, ABS, L+5.1%, 9.9%, 10/15/34	(h) (l)	USD CLO	$915	$904	$829
Wind River 2021-4 CLO Ltd., Series 2021-4A, Class B, ABS, L+1.7%, 6.5%, 1/20/35	(h) (l)	USD CLO	330	309	320
Z Capital Credit Partners CLO 2019-1 Ltd., Series 2019-1A, Class CR, ABS, L+2.9%, 7.7%, 7/16/31	(h) (l)	USD CLO	455	439	445
Zais CLO 14 Ltd., Series 2020-14A, Class DR, ABS, L+4.5%, 9.3%, 4/15/32	(h) (l)	USD CLO	475	475	456
Zais CLO 5 Ltd., Series 2016-2A, Class C, ABS, L+4.5%, 9.3%, 10/15/28	(h) (l)	USD CLO	510	501	480
Total Collateralized Loan Obligation / Structured Credit				129,414	126,321

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Convertible Bonds—2.3%
Coupa Software, Inc., 0.4%, 6/15/26	(j)	Software	$919	$727	$898
Groupon, Inc., 1.1%, 3/15/26	(j)	Internet	6,209	4,552	3,625
Liberty Interactive LLC, 3.8%, 2/15/30	(j)	Media Entertainment	1,162	901	401
Liberty Interactive LLC, 4.0%, 11/15/29	(j)	Media Entertainment	3,707	2,981	1,297
Liberty Latin America Ltd., 2.0%, 7/15/24	(j)	Media Entertainment	5,514	5,379	5,080
Total Convertible Bonds				14,540	11,301

Portfolio Company(a)	Footnotes		Principal Amount(b)	Amortized Cost	Fair Value(c)
Municipal Bonds—1.2%
City of Detroit MI, COPs, 4.8%, 6/15/20	(j) (k) (m)		$203	$154	$203
City of Detroit MI, COPs, 4.9%, 6/15/25	(j) (k) (m)		711	536	711
Puerto Rico Electric Power Authority, Series UU, 0.0%, 7/1/20	(k) (l)		110	78	74
Puerto Rico Electric Power Authority, 5.0%, 7/1/42	(j) (k) (m)		10	7	7
Puerto Rico Electric Power Authority, 5.1%, 7/1/42	(j) (k) (m)		15	11	10
Puerto Rico Electric Power Authority, 5.3%, 7/1/27	(j) (k) (m)		355	233	249
Puerto Rico Electric Power Authority, 5.4%, 1/1/18	(j) (k) (m)		30	23	21
Puerto Rico Electric Power Authority, 5.4%, 7/1/18	(j) (k) (m)		20	16	14
Puerto Rico Electric Power Authority, 5.4%, 1/1/20	(j) (k) (m)		5	4	3
Puerto Rico Electric Power Authority, 5.5%, 7/1/21	(j) (k) (m)		80	67	56
Puerto Rico Electric Power Authority, 5.5%, 7/1/38	(j) (k) (m)		215	137	152
Puerto Rico Electric Power Authority, 10.0%, 7/1/19	(j) (k) (m)		10	8	7
Puerto Rico Electric Power Authority, 10.0%, 7/1/19	(j) (k) (m)		10	8	7
Puerto Rico Electric Power Authority, Series A, 5.0%, 7/1/29	(k) (m)		440	300	308
Puerto Rico Electric Power Authority, Series A, 6.8%, 7/1/36	(k) (m)		445	330	319
Puerto Rico Electric Power Authority, Series A, 7.0%, 7/1/43	(k) (m)		80	53	58
Puerto Rico Electric Power Authority, Series AAA, 5.3%, 7/1/22	(k) (m)		55	35	38
Puerto Rico Electric Power Authority, Series AAA, 5.3%, 7/1/31	(k) (m)		120	78	84
Puerto Rico Electric Power Authority, Series BBB, 5.4%, 7/1/28	(k) (m)		1,690	1,269	1,175
Puerto Rico Electric Power Authority, Series CCC, 5.0%, 7/1/25	(k) (m)		5	4	4
Puerto Rico Electric Power Authority, Series CCC, 5.0%, 7/1/28	(k) (m)		25	20	18
Puerto Rico Electric Power Authority, Series CCC, 5.3%, 7/1/26	(k) (m)		160	104	112
Puerto Rico Electric Power Authority, Series CCC, 5.3%, 7/1/27	(k) (m)		145	111	102

See notes to unaudited consolidated financial statements.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2023

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Principal Amount(b)	Amortized Cost	Fair Value(c)
Puerto Rico Electric Power Authority, Series CCC, 5.3%, 7/1/28	(k) (m)	$30	$20	$21
Puerto Rico Electric Power Authority, Series DDD, 3.8%, 7/1/22	(k) (m)	5	3	3
Puerto Rico Electric Power Authority, Series DDD, 5.0%, 7/1/19	(k) (m)	10	8	7
Puerto Rico Electric Power Authority, Series DDD, 5.0%, 7/1/20	(k) (m)	110	71	76
Puerto Rico Electric Power Authority, Series DDD, 5.0%, 7/1/21	(k) (m)	60	39	41
Puerto Rico Electric Power Authority, Series E-1, 10.0%, 1/1/21	(m)	69	61	51
Puerto Rico Electric Power Authority, Series E-2, 10.0%, 7/1/21	(k) (m)	69	61	51
Puerto Rico Electric Power Authority, Series E-3, 10.0%, 1/1/22	(k) (m)	18	16	13
Puerto Rico Electric Power Authority, Series E-4, 10.0%, 7/1/22	(k) (m)	18	16	13
Puerto Rico Electric Power Authority, Series EEE, 6.0%, 7/1/30	(k) (m)	25	16	17
Puerto Rico Electric Power Authority, Series EEE, 6.3%, 7/1/40	(k) (m)	5	3	3
Puerto Rico Electric Power Authority, Series NN, 5.5%, 7/1/20	(j) (k) (m)	30	21	21
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/20	(k) (m)	5	4	3
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/21	(k) (m)	5	3	3
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/23	(j) (k) (m)	25	22	18
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/24	(j) (k) (m)	20	16	14
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/25	(k) (m)	80	68	56
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/27	(k) (m)	35	27	25
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/32	(j) (k) (m)	180	140	126
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/37	(j) (k) (m)	150	121	105
Puerto Rico Electric Power Authority, Series UU, 0.0%, 7/1/17	(k) (l) (m)	15	10	10
Puerto Rico Electric Power Authority, Series UU, 0.0%, 7/1/18	(k) (l) (m)	15	10	10
Puerto Rico Electric Power Authority, Series UU, 3.2%, 7/1/25 (L+0.7%)	(k) (m)	25	18	17
Puerto Rico Electric Power Authority, Series UU, 3.2%, 7/1/31 (L+0.7%)	(k) (m)	110	80	75
Puerto Rico Electric Power Authority, Series VV, 5.5%, 7/1/20	(k) (m)	15	12	10
Puerto Rico Electric Power Authority, Series WW, 5.3%, 7/1/33	(k) (m)	465	373	327
Puerto Rico Electric Power Authority, Series XX, 5.3%, 7/1/35	(k) (m)	15	10	11
Puerto Rico Electric Power Authority, Series XX, 5.3%, 7/1/40	(k) (m)	210	152	148
Puerto Rico Electric Power Authority, Series YY, 6.1%, 7/1/40	(k) (m)	195	122	136
Puerto Rico Electric Power Authority, Series ZZ, 5.0%, 7/1/17	(k) (m)	15	11	10
Puerto Rico Electric Power Authority, Series ZZ, 5.3%, 7/1/19	(k) (m)	10	6	7

See notes to unaudited consolidated financial statements.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2023

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Principal Amount(b)	Amortized Cost	Fair Value(c)
Puerto Rico Electric Power Authority, Series ZZ, 5.3%, 7/1/24	(k) (m)	$5	$4	$4
Puerto Rico Electric Power Authority, Series ZZ, 5.3%, 7/1/25	(j) (k) (m)	5	4	4
Puerto Rico Electric Power Authority, Series ZZ, 5.3%, 7/1/26	(j) (k) (m)	375	291	263
Puerto Rico Highway & Transportation Authority, Series N, 0.0%, 12/6/49	(k)	595	564	387
Total Municipal Bonds			5,989	5,818

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Emerging Markets Debt—2.2%
Argentine Republic Government International Bond, 0.9%, 7/9/46	(j)	Sovereign	€81	$35	$24
Argentine Republic Government International Bond, 0.1%, 7/9/30	(j)	Sovereign	1,904	986	610
Argentine Republic Government International Bond, 0.5%, 7/9/30	(j)	Sovereign	$443	191	159
Argentine Republic Government International Bond, 1.5%, 7/9/35	(j)	Sovereign	1,719	672	533
Argentine Republic Government International Bond, 1.5%, 7/9/46		Sovereign	704	334	219
Argentine Republic Government International Bond, 3.9%, 1/9/38	(j)	Sovereign	183	85	68
Petroleos Mexicanos, 10.0%, 2/7/33	(e) (h)	Oil & Gas	2,369	2,315	2,315
Petroleos Mexicanos, 6.5%, 3/13/27	(j)	Oil & Gas	3,004	2,957	2,840
Petroleos Mexicanos, 6.7%, 2/16/32	(j)	Oil & Gas	825	662	686
Petroleos Mexicanos, 6.8%, 1/23/30	(j)	Oil & Gas	3,241	2,840	2,824
Provincia de Buenos Aires/Government Bond, 3.0%, 9/1/37	(j)	Provincial	€31	12	9
Provincia de Buenos Aires/Government Bond, 3.5%, 9/1/37	(j)	Provincial	10	4	3
Provincia de Buenos Aires/Government Bond, 4.0%, 9/1/37	(j)	Provincial	252	136	87
Provincia de Buenos Aires/Government Bond, 4.5%, 9/1/37	(j)	Provincial	$1,750	699	590
Provincia de Buenos Aires/Government Bond, 4.5%, 9/1/37	(h) (j)	Provincial	28	11	9
Provincia de Buenos Aires/Government Bond, 5.3%, 9/1/37	(j)	Provincial	528	246	210
Total Emerging Markets Debt				12,185	11,186

Portfolio Company(a)		Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Government Bonds—0.0%
U.S. Treasury Bond, 2.3%, 2/15/52		Sovereign	121	93	90
Total Government Bonds				93	90

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost(b)	Fair Value(c)
Preferred Equity—0.3%
Midwest Veterinary Co. LLC, 12.0%	(f) (r)	Healthcare-Services	1,765	1,730	1,488
Riverbed Technology, Inc.		Software	4,494	86	2
Verscend Technologies, Inc., 12.3%	(f)	Software	200	194	200
Total Preferred Equity				2,010	1,690

See notes to unaudited consolidated financial statements.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2023

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost(b)	Fair Value(c)
Common Equity—0.7%
Aquadrill, LLC	(m)	Oil & Gas	6,967	$199	$374
ATD New Holdings, Inc.	(m)	Distribution/Wholesale	1,964	36	128
California Resources Corp., Warrants, 10/27/24, Strike $36.00	(m)	Oil & Gas	1,064	4	12
Quorum Health Corp.	(f) (m)	Healthcare-Services	48,950	492	187
Quorum Litigation Trust, Initial Funding	(f) (m)	Healthcare-Services	157,000	—	—
Quorum Litigation Trust, Units	(f) (m)	Healthcare-Services	2,399	2	2
Solocal Group	(m)	Internet	492,144	1,566	370
Superior Energy Equity New 144A	(h) (m)	Oil & Gas	1,228	—	80
Superior Energy Equity New Sec 1145	(m)	Oil & Gas	26,438	333	1,714
UTEX Industries Inc.	(m)	Miscellaneous Manufacturing	8,041	240	531
UTEX Industries Inc., Warrants, 12/3/25, Strike $114.76	(f) (m)	Miscellaneous Manufacturing	2,245	2	22
Valaris, Ltd.	(m)	Oil & Gas	135	2	10
Total Common Equity				2,876	3,430

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost(b)	Fair Value(c)
Short-Term Investments—0.8%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class	(s)	4.14%	4,090,640	4,091	4,091
Total Short-Term Investments				4,091	4,091
TOTAL INVESTMENTS—116.6%				$604,713	588,398
LIABILITIES IN EXCESS OF OTHER ASSETS—(16.6)%(t)					(83,564)
NET ASSETS—100.0%					$504,834

Shares outstanding at period end (Class A)	725,457

Net asset value per common share at period end (Class A)	$11.96

Shares outstanding at period end (Class I)	25,680,706

Net asset value per common share at period end (Class I)	$11.99

Shares outstanding at period end (Class T)	251,251

Net asset value per common share at period end (Class T)	$11.98

Shares outstanding at period end (Class U)	12,414,942

Net asset value per common share at period end (Class U)	$11.93

Shares outstanding at period end (Class U-2)	3,079,395

Net asset value per common share at period end (Class U-2)	$12.03

See notes to unaudited consolidated financial statements.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2023

(in thousands, except share amounts)

Reverse Repurchase Agreements—(2.5)%
Security Description	Principal Value(b)	Principal Value Including Accrued Interest
BNP Paribas 5.1%, agreement dated 12/30/22, to be repurchased on 3/6/23 (collateralized by Fox Corp., 5.5% due 1/25/39 (fair value $3,283))	$(2,884)	$(2,897)
Royal Bank of Canada 5.1%, agreement dated 2/1/23, to be repurchased on 2/23/23 (collateralized by Academy Ltd., 6.0% due 11/15/27 (fair value $1,936), Earthstone Energy Holdings LLC, 8.0% due 4/15/27 (fair value $4,304), and VOC Escrow Ltd., 5.0% due 2/15/28 (fair value $1,194))	(5,094)	(5,117)
Royal Bank of Canada 5.3%, agreement dated 12/27/22, to be repurchased on 3/27/23 (collateralized by NMG Holding Co., Inc. / Neiman Marcus Group LLC, 7.1% due 4/1/26 (fair value $1,872), and BellRing Brands, Inc., 7.0% due 3/15/30 (fair value $1,922))	(3,050)	(3,066)
Royal Bank of Canada 5.1%, agreement dated 1/17/23, to be repurchased on 3/2/23 (collateralized by VOC Escrow Ltd., 5.0% due 2/15/28 (fair value $1,194))	(1,474)	(1,477)
Total Reverse Repurchase Agreements	$(12,502)	$(12,557)

Investments Sold Short—(0.4)%

Portfolio Company(a)	Industry	Principal Amount(b)	Proceeds	Fair Value(c)
Government Bonds Sold Short—(0.4)%
Bundesrepublik Deutschland Bundesanleihe, 0.0%, 2/15/2030	Sovereign	$(23)	$(22)	$(21)
U.S. Treasury Bond, 2.3%, 2/15/2052	Sovereign	(228)	(158)	(170)
U.S. Treasury Bond, 2.8%, 8/15/2032	Sovereign	(526)	(477)	(494)
U.S. Treasury Bond, 2.9%, 5/15/2052	Sovereign	(191)	(150)	(163)
U.S. Treasury Bond, 3.4%, 8/15/2042	Sovereign	(89)	(75)	(84)
U.S. Treasury Bond, 4.1%, 11/15/2032	Sovereign	(872)	(913)	(915)
United Kingdom Gilt Bond, 1.3%, 7/22/2027	Sovereign	(15)	—	(17)
Total Government Bonds Sold Short			(1,795)	(1,864)
Total Investments Sold Short			$(1,795)	$(1,864)

Forward Foreign Currency Exchange Contracts
Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
BNP Paribas	6/21/23	CHF	171	USD	189	$1	$—
BNP Paribas	6/21/23	USD	2,502	EUR	2,350	—	73
BNP Paribas	6/21/23	USD	2,637	EUR	2,477	—	77
JPMorgan Chase Bank, N.A.	6/21/23	EUR	12,444	USD	13,239	398	—
JPMorgan Chase Bank, N.A.	6/21/23	EUR	8,277	USD	8,806	265	—
JPMorgan Chase Bank, N.A.	6/21/23	USD	1,359	EUR	1,241	—	1
JPMorgan Chase Bank, N.A.	6/21/23	USD	2,560	EUR	2,331	5	—
JPMorgan Chase Bank, N.A.	6/21/23	USD	1,885	EUR	1,731	—	12
JPMorgan Chase Bank, N.A.	6/21/23	USD	2,208	EUR	2,075	—	66
JPMorgan Chase Bank, N.A.	6/21/23	USD	1,890	EUR	1,769	—	48
JPMorgan Chase Bank, N.A.	6/21/23	USD	504	EUR	472	—	13
JPMorgan Chase Bank, N.A.	6/21/23	USD	4,867	EUR	4,555	—	125
JPMorgan Chase Bank, N.A.	6/21/23	USD	649	GBP	528	—	4
JPMorgan Chase Bank, N.A.	6/21/23	USD	73	GBP	59	—	—
JPMorgan Chase Bank, N.A.	6/21/23	USD	227	GBP	185	—	1
State Street Bank and Trust Company	6/21/23	CHF	174	USD	192	1	—
State Street Bank and Trust Company	6/21/23	CHF	36	USD	39	—	—
State Street Bank and Trust Company	6/21/23	CHF	188	USD	204	4	—
State Street Bank and Trust Company	6/21/23	EUR	2,569	USD	2,809	7	—
State Street Bank and Trust Company	6/21/23	EUR	1,093	USD	1,177	21	—
State Street Bank and Trust Company	6/21/23	EUR	1,405	USD	1,502	38	—
State Street Bank and Trust Company	6/21/23	USD	621	CHF	569	—	10
State Street Bank and Trust Company	6/21/23	USD	8,051	EUR	7,548	—	221

See notes to unaudited consolidated financial statements.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2023

(in thousands, except share amounts)

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust Company	6/21/23	USD	380	EUR	356	$—	$10
State Street Bank and Trust Company	6/21/23	USD	9,343	EUR	8,759	—	256
State Street Bank and Trust Company	6/21/23	USD	146	GBP	118	—	—
State Street Bank and Trust Company	6/21/23	USD	935	GBP	759	—	4
State Street Bank and Trust Company	6/21/23	USD	656	GBP	533	—	3
Total Forward Foreign Currency Exchange Contracts						$740	$924

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	3.20%	SOFR	USD 8,890	6/20/28	Annually	$26	$26	$—
Goldman Sachs International	3.09%	SOFR	USD 286	7/18/33	Annually	1	1	—
Goldman Sachs International	4.14%	SONIA	GBP 4,808	2/17/25	Annually	(9)	—	9
Goldman Sachs International	2.35%	12 Month SOFR	USD 27	10/18/52	Annually	3	3	—
Goldman Sachs International	2.35%	SOFR	USD 17	10/18/52	Annually	2	2	—
Goldman Sachs International	2.41%	12 Month SOFR	USD 287	5/18/24	Annually	9	9	—
Goldman Sachs International	2.41%	SOFR	USD 174	5/18/24	Annually	5	5	—
Goldman Sachs International	2.53%	12 Month SOFR	USD 88	10/18/29	Annually	4	4	—
Goldman Sachs International	2.53%	SOFR	USD 53	10/18/29	Annually	3	3	—
Goldman Sachs International	2.55%	12 Month SOFR	USD 75	10/18/27	Annually	3	3	—
Goldman Sachs International	2.55%	SOFR	USD 122	10/18/27	Annually	5	5	—
Goldman Sachs International	3.64%	SOFR	USD 70	10/17/25	Annually	1	1	—
Goldman Sachs International	4.05%	SOFR	USD 489	10/28/26	Annually	(7)	—	7
JPMorgan Chase Bank, N.A.	0.57%	12 Month ESTRON	EUR 3,502	4/13/24	Annually	112	112	—
JPMorgan Chase Bank, N.A.	1.01%	12 Month ESTRON	EUR 1,453	4/13/27	Annually	99	99	—
JPMorgan Chase Bank, N.A.	1.90%	ESTRON	EUR 345	2/28/30	Annually	17	17	—
JPMorgan Chase Bank, N.A.	3.89%	SONIA	GBP 1,761	12/21/27	Annually	(24)	—	24
Morgan Stanley & Co.	1.64%	3 Month SOFR	USD 593	8/8/27	Annually	46	46	—
Morgan Stanley & Co.	2.74%	SOFR	USD 3,668	9/6/27	Annually	124	124	—
Morgan Stanley & Co.	3.32%	SOFR	USD 2,597	6/5/28	Annually	(3)	—	3
Total Interest Rate Swaps						$417	$460	$43

Cross-Currency Swaps

Counterparty	Fund Pays	Fund Receives	Notional Amount of Currency Delivered	Notional Amount of Currency Received	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	3 Month ESTRON plus a spread of (0.255%)	SOFR	EUR 11,312	USD 11,844	12/6/25	Quarterly	$(369)	$—	$369

See notes to unaudited consolidated financial statements.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2023

(in thousands, except share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount of Currency Delivered	Notional Amount of Currency Received	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	3 Month SONIA plus a spread of (0.183%)	SOFR	GBP 4,590	USD 5,614	12/6/25	Quarterly	$(24)	$—	$24
JPMorgan Chase Bank, N.A.	3 Month ESTRON plus a spread of (0.1975%)	SOFR	EUR 27,724	USD 29,191	1/9/26	Quarterly	(918)	—	918
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.085%)	3 Month LIBOR	EUR 1,744	USD 1,683	3/23/23	Quarterly	153	153	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.195%)	3 Month LIBOR	EUR 794	USD 914	10/5/23	Quarterly	55	55	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.2335%)	3 Month LIBOR	EUR 464	USD 541	6/1/23	Quarterly	40	40	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.16375%)	3 Month LIBOR	EUR 4,212	USD 4,909	7/20/23	Quarterly	339	339	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.19%)	3 Month LIBOR	EUR 720	USD 818	8/20/23	Quarterly	42	42	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.1435%)	3 Month LIBOR	EUR 1,977	USD 2,249	12/3/23	Quarterly	113	113	—
JPMorgan Chase Bank, N.A.	3 Month SONIA plus a spread of 0.1018%	3 Month LIBOR	GBP 2,027	USD 2,823	3/12/23	Quarterly	351	351	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.0677%)	3 Month LIBOR	EUR 4,618	USD 5,472	7/23/23	Quarterly	466	466	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.075%)	3 Month LIBOR	EUR 1,199	USD 1,407	8/13/23	Quarterly	114	114	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.072%)	3 Month LIBOR	EUR 5,365	USD 3,657	12/15/23	Quarterly	152	152	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.0925%)	3 Month LIBOR	EUR 4,475	USD 5,170	11/5/23	Quarterly	355	355	—
Total Cross-Currency Swaps							$869	$2,180	$1,311

See notes to unaudited consolidated financial statements.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2023

(in thousands, except share amounts)

Total Return Debt Swaps(f)
Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Texas Department of Housing and Community Affairs Multifamily Housing Revenue Bonds (Santora Villas Apartments, 5.80%, 5/1/2047), Series 2007	USD 619	5/1/47	Monthly	$(9)	$—	$9
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	City of Los Angeles Multifamily Housing Revenue Bonds (Windward Preservation Apartments, 5.85%, 10/1/2044), Series 2006C	USD 403	6/1/23	Monthly	(10)	—	10
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	Sacramento Housing Authority Multifamily Revenue Bonds (Willow Glen Apartments, 5.75%, 4/1/2056), Series 2007F	USD 247	6/1/23	Monthly	(10)	—	10
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (La Mission Village Apartments Project, 5.75%, 5/1/2049), Series 2006Q	USD 223	6/1/23	Monthly	(12)	—	12
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	District of Columbia Housing Finance Agency Multifamily Housing Revenue Bonds (Carver Apartments Project, 5.88%, 10/1/2049), Series 2006	USD 369	6/1/23	Monthly	(13)	—	13

See notes to unaudited consolidated financial statements.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2023

(in thousands, except share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (Artisan at Salado Heights, 5.80%, 5/1/2050), Series 2006	USD 700	6/1/23	Monthly	$(13)	$—	$13
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Louisiana Housing Finance Agency Multifamily Housing Revenue Bonds (The Crossings Apartments, 6.15%, 5/1/2048) Series 2006	USD 374	5/1/48	Monthly	(14)	—	14
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (Rose of Sharon Senior Homes, 5.85%, 3/1/2045) Series 2006PP	USD 273	12/1/36	Monthly	(17)	—	17
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (Costa Miranda Apartments Project, 6.10%, 10/1/2050), Series 2006	USD 601	10/1/50	Monthly	(31)	—	31
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Massachusetts Development Finance Agency Housing Revenue Bonds (East Canton Apartments Project, 5.90%, 5/1/2055) Series 2006A	USD 587	5/1/55	Monthly	(33)	—	33
Total Total Return Debt Swaps						$(162)	$—	$162

See notes to unaudited consolidated financial statements.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2023

(in thousands, except share amounts)

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)	Denominated in U.S. dollars unless otherwise noted.
(c)	Fair value is determined by the board of trustees of FS Credit Income Fund’s (the “Fund”) investment adviser, FS Credit Income Advisor, LLC, which has been designated by the Fund’s Board as its valuation designee. For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent audited financial statements.
(d)	Certain variable rate securities in the Fund’s portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of January 31, 2023, the one-month, three-month and six-month London Interbank Offered Rate (“LIBOR” or “L”) was 4.57%, 4.81% and 5.10%, respectively, the one-month, three-month and six-month Euro Interbank Offered Rate (“EURIBOR” or “E”) was 2.18%, 2.51% and 2.99%, respectively, the three-month GBP London Interbank Offered Rate (“GBP LIBOR” or “L GBP”) was 4.12%, the Swiss Average Rate Overnight (“SARON”) was 0.95%, the SIFMA Municipal Swap Index was 1.66%, the Sterling Overnight Index Average (“SONIA”) was 3.43%, the U.S. Prime rate (“P”) was 7.50%, the one-month, three-month and six-month Secured Overnight Financing Rate (“SOFR” or “S”) was 4.57%, 4.69% and 4.84%, respectively, and the Euro Short-Term Rate Volume Weighted Trimmed Mean Rate (“ESTRON”) was 1.89%.
(e)	Position or portion thereof unsettled as of January 31, 2023.
(f)	Security is classified as Level 3 in the Fund’s fair value hierarchy (See Notes to Unaudited Consolidated Schedule of Investments).
(g)	Security is an unfunded commitment. The stated rate reflects the spread disclosed at the time of commitment and may not indicate the actual rate received upon funding.
(h)	Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $255,206, which represents approximately 50.6% of net assets as of January 31, 2023.
(i)	Security or portion thereof is pledged as collateral supporting the amounts outstanding under the reverse repurchase agreement.
(j)	Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd. (“BNP”). Securities may be rehypothecated from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to terms and conditions governing the prime brokerage facility with BNP. As of January 31, 2023, there were no securities rehypothecated by BNP.
(k)	Security is in default.
(l)	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(m)	Security is non-income producing.
(n)	The security has a perpetual maturity; the date displayed is the next call date.
(o)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(p)	Issuer of the security is an affiliate of the Fund’s investment sub-adviser, GoldenTree Sub-Advisor.
(q)	Security is reflected in shares.
(r)	Security held within FS Credit Income Equity Blocker, LLC, a wholly-owned subsidiary of the Fund.
(s)	Rate represents the seven-day yield as of January 31, 2023. The Morgan Stanley Institutional Liquid Reserves Fund’s financial statements are available on the SEC’s website at http://www.sec.gov.
(t)	Includes the effect of investments sold short, forward foreign currency exchange contracts, swap contracts and reverse repurchase agreements payable.

CDO	- Collateralized Debt Obligation
CHF	- Swiss Franc
COP	- Certificates of Participation
EUR	- Euro
FRN	- Floating Rate Note
GBP	- British Pound
MBS	- Mortgage-Backed Security
PIK	- Payment In Kind
USD	- U.S. Dollar
£	- British Pound
€	- Euro
$	- U.S. Dollar

See notes to unaudited consolidated financial statements.

FS Credit Income Fund

Notes to Unaudited Consolidated Schedule of Investments

As of January 31, 2023

(in thousands)

Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the fiscal year ended October 31, 2022.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of January 31, 2023:

	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Senior Secured Loans—First Lien	$139,611	$137,140	23%
Senior Secured Loans—Second Lien	13,614	13,178	2%
Senior Secured Bonds	77,590	73,685	13%
Unsecured Bonds	202,700	200,468	34%
Collateralized Loan Obligation (CLO) / Structured Credit	129,414	126,321	21%
Convertible Bonds	14,540	11,301	2%
Municipal Bonds	5,989	5,818	1%
Emerging Markets Debt	12,185	11,186	2%
Government Bonds	93	90	0%
Preferred Equity	2,010	1,690	0%
Common Equity	2,876	3,430	1%
Short-Term Investments	4,091	4,091	1%
Total	$604,713	$588,398	100%

(1) Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.

As of January 31, 2023, the Fund did not “control” any of its portfolio companies and was not an “affiliated person” of any of its portfolio companies, each as defined in the 1940 Act.

The Fund’s investment portfolio may contain loans and other unfunded arrangements that are in the form of lines of credit or revolving credit facilities, or other investments, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying agreements. As of January 31, 2023, the Fund had unfunded commitments of $3,905. The Fund maintains sufficient cash on hand, available borrowings and liquid securities to fund any unfunded commitments should the need arise.

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of January 31, 2023:

Industry Classification	Fair Value	Percentage of Portfolio
USD CLO	$79,272	13%
Media Entertainment	46,760	8%
Oil & Gas	39,038	7%
EUR CLO	34,938	6%
Leisure Time	33,938	6%
Retail	31,029	5%
Healthcare-Services	24,988	4%
Pharmaceuticals	22,991	4%
Chemicals	22,622	4%
Telecommunications	21,515	4%
Diversified Financial Services	16,048	3%
Advertising	12,992	2%
Electric	12,856	2%
Software	11,994	2%
Banks	10,614	2%
Lodging	9,813	2%
Internet	9,593	2%
Pipelines	9,172	2%
Other	138,225	22%
Total	$588,398	100%

FS Credit Income Fund

Notes to Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2023

(in thousands)

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances.

The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of January 31, 2023, the Fund’s investments and derivatives were categorized as follows in the fair value hierarchy:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Secured Loans—First Lien	$—	$109,389	$27,751	$137,140
Senior Secured Loans—Second Lien	—	10,477	2,701	13,178
Senior Secured Bonds	—	73,685	—	73,685
Unsecured Bonds	—	199,656	812	200,468
Collateralized Loan Obligation (CLO) / Structured Credit	—	122,812	3,509	126,321
Convertible Bonds	—	11,301	—	11,301
Municipal Bonds	—	5,818	—	5,818
Emerging Markets Debt	—	11,186	—	11,186
Government Bonds	—	90	—	90
Preferred Equity	—	2	1,688	1,690
Common Equity	1,413	1,806	211	3,430
Short-Term Investments	—	4,091	—	4,091
Total Investments	1,413	550,313	36,672	588,398
Forward Foreign Currency Exchange Contracts	—	740	—	740
Interest Rate Swaps	—	460	—	460
Cross-Currency Swaps	—	2,180	—	2,180
Total Assets	$1,413	$553,693	$36,672	$591,778

Liability Description
Reverse Repurchase Agreements	$—	$(12,557)	$—	$(12,557)
Government Bonds Sold Short	—	(1,864)	—	(1,864)
Forward Foreign Currency Exchange Contracts	—	(924)	—	(924)
Interest Rate Swaps	—	(43)	—	(43)
Cross-Currency Swaps	—	(1,311)	—	(1,311)
Total Return Debt Swaps	—	—	(162)	(162)
Total Liabilities	$—	$(16,699)	$(162)	$(16,861)

FS Credit Income Fund

Notes to Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2023

(in thousands)

The following is a reconciliation for the three months ended January 31, 2023 of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Senior Secured Loans—First Lien	Senior Secured Loans—Second Lien	Unsecured Bonds	Collateralized Loan Obligation (CLO)/ Structured Credit	Preferred Equity	Common Equity	Total
Fair value at beginning of period	$26,990	$2,702	$815	$3,205	$1,896	$316	$35,924
Accretion of discount (amortization of premium)	20	2	—	—	—	—	22
Realized gain (loss)	2	—	—	(10)	—	—	(8)
Net change in unrealized appreciation (depreciation)	303	(3)	(3)	309	(208)	(105)	293
Purchases	534	—	—	82	—	—	616
Sales	(98)	—	—	(77)	—	—	(175)
Fair value at end of period	$27,751	$2,701	$812	$3,509	$1,688	$211	$36,672
The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$303	$(4)	$(3)	$309	$(83)	$(105)	$417

The following is a reconciliation for the three months ended January 31, 2023 of the interest rate swaps and total return debt swaps for which significant unobservable inputs (Level 3) were used in determining fair value:

	Interest Rate Swaps	Total Return Debt Swaps
Fair value at beginning of period	$(33)	$(158)
Accretion of discount (amortization of premium)	—	—
Realized gain (loss)	3	18
Net change in unrealized appreciation (depreciation)	33	(4)
Sales and repayments	(3)	(18)
Net transfers in or out of Level 3	—	—
Fair value at end of period	$—	$(162)

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$—	$(4)